UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Putnam VT Income Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Income Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$28	0.56%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$130,344,201
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	915
Portfolio Turnover Rate	166%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Income Fund	PAGE 1	38921-STSIA-0826

Putnam VT Income Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Income Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$40	0.81%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$130,344,201
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	915
Portfolio Turnover Rate	166%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Income Fund	PAGE 1	38921-STSIB-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
VT Income Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 38
Notes to Financial Statements 42
Changes In and Disagreements with Accountants 57
Results of Meeting(s) of Shareholders 57
Remuneration Paid to Directors, Officers and Others 57
Board Approval of Management and Subadvisory Agreements 57

Putnam Variable Trust
Financial Highlights
Putnam VT Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.31 $8.13 $8.40 $8.50 $10.40 $11.60
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.38 0.42 0.42 0.34 0.36
Net realized and unrealized gains (losses) (0.06) 0.22 (0.22) (0.02) (1.69) (0.87)
Total from investment operations ........ 0.09 0.60 0.20 0.40 (1.35) (0.51)
Less distributions from:
Net investment income .............. (0.40) (0.42) (0.47) (0.50) (0.55) (0.18)
Net realized gains ................. — — — — — (0.51)
Total distributions ................... (0.40) (0.42) (0.47) (0.50) (0.55) (0.69)
Net asset value, end of period .......... $8.00 $8.31 $8.13 $8.40 $8.50 $10.40
Total return
c
....................... 1.23% 7.45% 2.56% 4.96% (13.48)% (4.44)%
Ratios to average net assets
d
Expenses ......................... 0.56% 0.57%
e
0.59%
e
0.63%
e
0.62%
e,f
0.56%
e
Net investment income ............... 3.72% 4.73% 5.11% 5.13% 3.78% 3.36%
Supplemental data
Net assets , end of period (000’s) ........ $72,733 $73,912 $76,688 $81,851 $85,874 $111,757
Portfolio turnover rate ................ 166% 225% 461% 890% 793% 800%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.19 $8.02 $8.29 $8.39 $10.28 $11.46
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.36 0.39 0.39 0.32 0.33
Net realized and unrealized gains (losses) (0.05) 0.20 (0.21) (0.01) (1.69) (0.85)
Total from investment operations ........ 0.09 0.56 0.18 0.38 (1.37) (0.52)
Less distributions from:
Net investment income .............. (0.38) (0.39) (0.45) (0.48) (0.52) (0.15)
Net realized gains ................. — — — — — (0.51)
Total distributions ................... (0.38) (0.39) (0.45) (0.48) (0.52) (0.66)
Net asset value, end of period .......... $7.90 $8.19 $8.02 $8.29 $8.39 $10.28
Total return
c
....................... 1.10% 7.25% 2.32% 4.69% (13.81)% (4.59)%
Ratios to average net assets
d
Expenses ......................... 0.81% 0.82%
e
0.84%
e
0.88%
e
0.87%
e,f
0.81%
e
Net investment income ............... 3.47% 4.48% 4.86% 4.88% 3.53% 3.12%
Supplemental data
Net assets , end of period (000’s) ........ $57,611 $59,506 $61,387 $65,947 $71,037 $99,028
Portfolio turnover rate ................ 166% 225% 461% 890% 793% 800%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2026
Putnam VT Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 42.9%
Aerospace & Defense 1.2%
a
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 205,000 $ 208,771
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 25,000 23,528
Senior Bond , 6.125% , 2/15/33 ........................ United States 55,000 58,492
Senior Bond , 3.6% , 5/01/34 .......................... United States 36,000 32,414
Senior Bond , 3.25% , 2/01/35 ......................... United States 30,000 26,024
Senior Bond , 3.5% , 3/01/39 .......................... United States 30,000 24,481
Senior Bond , 6.875% , 3/15/39 ........................ United States 70,000 78,381
Senior Bond , 3.375% , 6/15/46 ........................ United States 205,000 144,011
Senior Bond , 3.9% , 5/01/49 .......................... United States 216,000 162,216
Senior Bond , 6.858% , 5/01/54 ........................ United States 80,000 89,977
Senior Note , 6.259% , 5/01/27 ........................ United States 20,000 20,269
a
Bombardier, Inc. , Senior Bond , 144A, 7.45% , 5/01/34 ........ Canada 140,000 155,129
a
Honeywell Aerospace, Inc. ,
Senior Bond , 144A, 4.95% , 3/16/36 .................... United States 100,000 98,511
Senior Bond , 144A, 5.732% , 3/16/56 ................... United States 55,000 55,036
Senior Bond , 144A, 5.852% , 3/16/66 ................... United States 40,000 40,334
Senior Note , 144A, 4.6% , 3/16/33 ..................... United States 50,000 49,098
Howmet Aerospace, Inc. ,
Senior Bond , 4.75% , 4/15/36 ......................... United States 20,000 19,470
Senior Bond , 5.95% , 2/01/37 ......................... United States 16,000 16,983
Senior Note , 3% , 1/15/29 ........................... United States 142,000 136,787
a
TransDigm, Inc. , Senior Secured Note , 144A, 6.875% , 12/15/30 United States 140,000 143,973
1,583,885
Automobiles 0.3%
a
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 8,000 8,362
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 295,000 306,307
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 41,000 41,575
Senior Note , 144A, 4.55% , 9/26/29 .................... United States 50,000 49,629
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 20,000 20,335
Senior Note , 144A, 5.4% , 6/23/32 ..................... United States 20,000 20,324
446,532
Banks 4.9%
Banco Santander SA , Senior Non-Preferred Bond , 4.379% ,
4/12/28 ......................................... Spain 200,000 199,248
Bank of America Corp. ,
Senior Bond , 2.496% to 2/12/30, FRN thereafter , 2/13/31 ... United States 195,000 180,235
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 50,000 50,997
b
Sub. Bond , FRN , 4.686% , ( 3-month SOFR + 1.022% ), 9/15/26 United States 100,000 100,045
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 100,000 100,337
Sub. Bond , 6.11% , 1/29/37 .......................... United States 300,000 315,922
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 604,000 561,468
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 207,321
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 202,855
a
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 200,000 204,524
Citigroup, Inc. ,
c
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 120,000 122,313
c
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 70,000 71,648

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc., (continued)
c
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 259,000 $ 265,391
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 76,000 79,333
a
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 200,000 205,914
Fifth Third Bancorp ,
Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 .... United States 115,000 118,853
Senior Note , 4.895% to 9/05/29, FRN thereafter , 9/06/30 .... United States 60,000 60,099
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 107,000 109,034
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 200,000 200,556
JPMorgan Chase & Co. ,
b
W , Junior Sub. Bond , FRN , 4.913% , ( 3-month SOFR +
1.262% ), 5/15/47 ................................. United States 63,000 57,280
Senior Bond , 5.294% to 7/21/34, FRN thereafter , 7/22/35 ... United States 125,000 126,349
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 34,000 34,762
Senior Note , 6.07% to 10/21/26, FRN thereafter , 10/22/27 ... United States 155,000 155,761
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 86,000 86,981
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 300,000 280,169
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 380,000 392,309
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 60,000 60,937
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 305,000 223,807
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 40,000 40,388
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 350,000 340,709
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 200,000 206,848
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 120,000 123,608
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 260,000 226,393
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 495,000 542,872
Westpac Banking Corp. , Sub. Bond , 4.421% , 7/24/39 ........
Australia 185,000 166,535
6,421,801
Beverages 0.1%
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 65,000 65,186
Biotechnology 0.4%
AbbVie, Inc. ,
Senior Bond , 5.05% , 3/15/34 ......................... United States 61,000 61,677
Senior Bond , 4.75% , 3/15/36 ......................... United States 25,000 24,468
Amgen, Inc. , Senior Note , 5.25% , 3/02/30 .................
United States 273,000 278,208
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 145,000 132,394
496,747
Broadline Retail 0.4%
Amazon.com, Inc. ,
Senior Bond , 4.875% , 3/13/36 ........................ United States 91,000 89,615
Senior Bond , 5.8% , 3/13/56 .......................... United States 10,000 9,943
Senior Bond , 6.05% , 3/13/76 ......................... United States 82,000 81,816
a
Match Group Holdings II LLC , Senior Bond , 144A, 4.125% ,
8/01/30 ......................................... United States 140,000 131,854

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
a
Wayfair LLC , Senior Secured Note , 144A, 7.75% , 9/15/30 ..... United States 255,000 $ 268,239
581,467
Building Products 0.2%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 65,000 64,848
a
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 150,000 142,574
207,422
Capital Markets 2.2%
Ares Capital Corp. ,
Senior Note , 7% , 1/15/27 ........................... United States 35,000 35,359
Senior Note , 5.95% , 7/15/29 ......................... United States 58,000 58,602
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 112,000 110,628
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 4.223% to 4/30/28, FRN thereafter , 5/01/29 ... United States 353,000 350,018
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 50,000 48,836
Senior Bond , 5.425% to 6/02/36, FRN thereafter , 6/03/37 ... United States 50,000 50,191
Senior Note , 5.094% to 4/19/33, FRN thereafter , 4/20/34 .... United States 45,000 44,832
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 185,000 190,349
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 190,000 189,867
a
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 110,000 106,437
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 41,000 42,663
Senior Note , 5.2% , 3/15/30 .......................... United States 179,000 180,228
a
Senior Note , 144A, 4.625% , 11/15/27 .................. United States 50,000 49,771
Morgan Stanley ,
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 80,000 78,264
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 35,000 35,217
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 67,000 67,375
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 15,000 15,172
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 80,000 78,463
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .... United States 115,000 113,606
Sub. Bond , 5.297% to 4/19/32, FRN thereafter , 4/20/37 ..... United States 314,000 312,819
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 12,000 12,351
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..... United States 60,000 61,897
a
MSCI, Inc. ,
Senior Bond , 144A, 3.625% , 9/01/30 ................... United States 111,000 105,045
Senior Bond , 144A, 3.25% , 8/15/33 .................... United States 250,000 220,376
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 19,000 19,552
S&P Global, Inc. ,
Senior Bond , 2.5% , 12/01/29 ......................... United States 70,000 65,470
Senior Note , 4.75% , 8/01/28 ......................... United States 65,000 65,344
a
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 140,000 147,081
2,855,813
Commercial Services & Supplies 0.3%
a
GFL Environmental, Inc. , Senior Note , 144A, 4.375% , 8/15/29 .. United States 160,000 155,657
Waste Connections, Inc. ,
Senior Bond , 3.5% , 5/01/29 .......................... United States 110,000 107,256
Senior Bond , 3.2% , 6/01/32 .......................... United States 22,000 20,219
Senior Bond , 5% , 3/01/34 ........................... United States 40,000 40,075

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc., (continued)
Senior Bond , 4.8% , 7/15/36 .......................... United States 95,000 $ 92,480
415,687
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 35,000 31,582
Senior Bond , 5.4% , 4/15/34 .......................... United States 130,000 131,667
Senior Note , 4.85% , 8/15/30 ......................... United States 40,000 40,159
203,408
Construction & Engineering 0.1%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 170,000 174,969
Construction Materials 0.0%
†
Cemex SAB de CV , Senior Bond , 5.75% , 6/05/36 ...........
Mexico 40,000 39,920
Consumer Finance 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 245,000 224,012
Senior Note , 5.1% , 1/19/29 .......................... Ireland 150,000 151,430
a
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 150,000 151,108
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 145,000 161,541
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 50,000 50,203
a
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 166,000 169,786
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 170,000 168,586
Capital One Financial Corp. ,
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 30,000 29,445
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 132,000 144,808
Sub. Bond , 2.359% to 7/28/31, FRN thereafter , 7/29/32 ..... United States 225,000 195,382
a
FirstCash, Inc. ,
Senior Note , 144A, 6.875% , 3/01/32 ................... United States 125,000 128,605
Senior Note , 144A, 6.125% , 5/01/34 ................... United States 100,000 99,592
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 305,000 306,616
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 65,000 65,148
Senior Note , 4.2% , 10/27/28 ......................... United States 45,000 44,521
Senior Note , 5.8% , 1/07/29 .......................... United States 140,000 143,414
Senior Note , 4.9% , 10/06/29 ......................... United States 91,000 91,253
a
Jefferson Capital Holdings LLC , Senior Note , 144A, 8.25% ,
5/15/30 ......................................... United States 160,000 168,330
a
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 100,000 99,754
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 114,000 119,187
OneMain Finance Corp. , Senior Note , 7.5% , 5/15/31 .........
United States 250,000 258,432
2,971,153
Consumer Staples Distribution & Retail 0.6%
a
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 34,000 29,596
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 303,000 287,899

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail (continued)
a
Alimentation Couche-Tard, Inc. ,
Senior Bond , 144A, 3.55% , 7/26/27 .................... Canada 260,000 $ 257,785
Senior Bond , 144A, 2.95% , 1/25/30 .................... Canada 134,000 126,317
a
US Foods, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ......... United States 145,000 141,661
843,258
Containers & Packaging 0.3%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 85,000 84,222
Berry Global, Inc. ,
Senior Secured Note , 1.65% , 1/15/27 .................. United States 155,000 152,691
Senior Secured Note , 5.5% , 4/15/28 ................... United States 13,000 13,202
WestRock MWV LLC ,
Senior Bond , 8.2% , 1/15/30 .......................... United States 105,000 116,424
Senior Bond , 7.95% , 2/15/31 ......................... United States 39,000 43,793
410,332
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 15,000 13,925
Diversified REITs 0.5%
VICI Properties LP ,
Senior Bond , 5.75% , 4/01/34 ......................... United States 70,000 71,106
Senior Note , 4.75% , 2/15/28 ......................... United States 58,000 57,999
a
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 4.5% , 9/01/26 ..................... United States 145,000 144,920
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 22,000 21,866
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 410,000 398,430
694,321
Diversified Telecommunication Services 1.3%
a
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 115,000 124,126
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 162,000 136,109
Senior Bond , 5.125% , 4/30/36 ........................ United States 65,000 63,726
Senior Bond , 4.75% , 5/15/46 ......................... United States 335,000 281,838
Senior Bond , 6.2% , 10/30/56 ......................... United States 55,000 54,406
a
Beacon Point DC LLC , Senior Secured Bond , 144A, 6.129% ,
11/30/42 ........................................ United States 60,000 60,539
a
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 145,000 129,434
a
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 135,000 140,504
a
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 185,000 184,490
a
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 95,000 94,777
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 149,000 156,121
TELUS Corp. , Junior Sub. Bond , 6.625% to 10/14/30, FRN
thereafter , 10/15/55 ................................ Canada 110,000 111,599
Verizon Communications, Inc. ,
Junior Sub. Bond , 6.05% to 5/13/33, FRN thereafter , 5/14/58 . United States 110,000 111,047
Senior Bond , 5.401% , 7/02/37 ........................ United States 117,000 116,743
Senior Bond , 5.875% , 11/30/55 ....................... United States 50,000 48,542
1,814,001

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 4.0%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 180,000 $ 179,089
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 60,000 59,681
Senior Bond , 5.625% , 3/01/33 ........................ United States 45,000 46,650
a
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 65,000 58,223
DTE Electric Co. ,
Senior Bond , 5.25% , 5/15/35 ......................... United States 85,000 86,016
A , Senior Bond , 4.85% , 3/01/36 ....................... United States 75,000 73,331
Duke Energy Corp. ,
Senior Bond , 3.15% , 8/15/27 ......................... United States 180,000 177,459
Senior Bond , 5.75% , 9/15/33 ......................... United States 29,000 30,246
Senior Bond , 4.2% , 6/15/49 .......................... United States 65,000 50,853
Senior Bond , 5.8% , 6/15/54 .......................... United States 21,000 20,483
Senior Note , 4.85% , 1/05/29 ......................... United States 25,000 25,149
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 65,000 66,182
a
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 200,000 224,164
a
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 165,000 165,767
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 165,000 166,916
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 225,000 230,435
Senior Note , 5.15% , 3/15/29 ......................... United States 280,000 283,867
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 45,000 44,684
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 270,000 271,716
Senior Bond , 5.25% , 3/15/34 ......................... United States 10,000 10,160
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 105,000 102,014
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 100,000 99,363
Senior Bond , 5.9% , 3/15/55 .......................... United States 25,000 24,767
AA , Senior Bond , 6% to 9/30/31, FRN thereafter , 10/01/56 ... United States 65,000 64,987
Senior Note , 5.3% , 3/15/32 .......................... United States 80,000 81,556
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 65,000 65,252
a
NRG Energy, Inc. ,
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 150,000 151,944
Senior Note , 144A, 3.375% , 2/15/29 ................... United States 160,000 152,688
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond , 5.75% , 3/15/29 .................. United States 161,000 165,579
Senior Secured Note , 3.7% , 11/15/28 .................. United States 90,000 88,467
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 64,000 66,217
Senior Bond , 4.95% , 7/01/50 ......................... United States 145,000 121,139
Senior Bond , 6.75% , 1/15/53 ......................... United States 75,000 78,801
Senior Note , 2.1% , 8/01/27 .......................... United States 100,000 97,391
Senior Note , 3.3% , 12/01/27 ......................... United States 190,000 186,486
Senior Note , 6.1% , 1/15/29 .......................... United States 45,000 46,344
Senior Note , 5.05% , 11/15/31 ........................ United States 75,000 74,947
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 85,000 88,087
Senior Note , 5.5% , 3/15/29 .......................... United States 10,000 10,228
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 120,000 120,138

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Virginia Electric and Power Co., (continued)
Senior Bond , 4.95% , 3/15/36 ......................... United States 145,000 $ 141,985
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 85,000 83,234
a
Vistra Operations Co. LLC ,
Senior Bond , 144A, 6.95% , 10/15/33 ................... United States 9,000 9,798
Senior Bond , 144A, 6% , 4/15/34 ...................... United States 80,000 82,448
Senior Bond , 144A, 5.25% , 10/15/35 ................... United States 50,000 48,660
Senior Note , 144A, 3.7% , 1/30/27 ..................... United States 465,000 462,554
Senior Note , 144A, 4.6% , 10/15/30 .................... United States 10,000 9,843
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 82,000 80,372
Xcel Energy, Inc. ,
Senior Bond , 5.45% , 8/15/33 ......................... United States 170,000 173,260
Senior Bond , 5.6% , 4/15/35 .......................... United States 90,000 91,728
5,341,348
Electrical Equipment 0.5%
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 98,000 104,069
a
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 329,000 325,956
Vertiv Holdings Co. ,
Senior Bond , 4.85% , 3/15/36 ......................... United States 134,000 130,194
Senior Bond , 5.8% , 3/15/56 .......................... United States 30,000 29,547
589,766
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 150,000 145,895
Energy Equipment & Services 0.2%
a
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 30,000 29,838
a
Kodiak Gas Services LLC , Senior Note , 144A, 6.5% , 10/01/33 .. United States 120,000 121,707
a
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 160,000 163,336
314,881
Entertainment 0.3%
a
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 242,000 248,432
a
OAK-Eagle Acquireco, Inc. , Senior Secured Note , 144A, 7.25% ,
7/01/33 ......................................... United States 95,000 99,432
347,864
Financial Services 0.4%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 100,000 97,768
a
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 35,000 35,080
a
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 195,000 198,552
Woodside Finance Ltd. , Senior Bond , 6% , 5/19/35 ...........
Australia 66,000 68,579
399,979
Food Products 0.9%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Bond , 5.5% , 1/15/36 .......................... United States 52,000 51,957
a
Senior Bond , 144A, 5.625% , 3/10/37 ................... United States 87,000 86,692
a
Senior Bond , 144A, 6.4% , 5/10/57 ..................... United States 25,000 24,958
Senior Note , 3% , 2/02/29 ........................... United States 157,000 150,733

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings, (continued)
Senior Note , 5.75% , 4/01/33 ......................... United States 19,000 $ 19,518
Senior Note , 6.75% , 3/15/34 ......................... United States 7,000 7,642
Senior Note , 5.95% , 4/20/35 ......................... United States 25,000 25,804
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 18,000 15,531
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 30,000 33,526
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 50,000 54,826
Senior Bond , 4.625% , 10/01/39 ....................... United States 50,000 44,694
Senior Bond , 5% , 6/04/42 ........................... United States 165,000 147,914
a
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 70,000 69,594
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 145,000 142,950
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 35,000 34,776
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 310,000 311,338
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 30,000 27,367
1,249,820
Ground Transportation 0.6%
a
Ashtead Capital, Inc. ,
Senior Bond , 144A, 4.375% , 8/15/27 ................... United Kingdom 200,000 199,267
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 200,000 206,411
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 75,000 73,504
a
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 40,000 39,853
a
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 133,000 132,475
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 110,000 109,827
761,337
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 225,000 226,229
a
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 170,000 165,179
a
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 5.25% , 6/15/33 .......................... United States 85,000 84,547
a
VSP Optical Group, Inc. ,
Senior Bond , 144A, 5.65% , 6/01/36 .................... United States 15,000 15,078
Senior Note , 144A, 5.4% , 6/01/33 ..................... United States 25,000 25,075
516,108
Health Care Providers & Services 1.4%
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 135,000 140,217
Senior Bond , 1.875% , 2/28/31 ........................ United States 50,000 43,868
Senior Bond , 4.78% , 3/25/38 ......................... United States 292,000 273,887
a
DaVita, Inc. , Senior Note , 144A, 6.875% , 9/01/32 ........... United States 140,000 144,465
HCA, Inc. ,
Senior Bond , 4.5% , 2/15/27 .......................... United States 66,000 65,978
Senior Bond , 4.125% , 6/15/29 ........................ United States 30,000 29,544
Senior Bond , 5.6% , 4/01/34 .......................... United States 41,000 41,878
Senior Bond , 6% , 4/01/54 ........................... United States 54,000 53,380
Senior Note , 3.625% , 3/15/32 ........................ United States 50,000 46,561
Senior Note , 4.6% , 11/15/32 ......................... United States 75,000 73,073

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
a
Horseshoe Funding Trust I , Senior Note , 144A, 6.062% , 2/15/36 United States 200,000 $ 203,250
Humana, Inc. ,
Junior Sub. Bond , 6.625% to 9/14/31, FRN thereafter , 9/15/56 United States 110,000 109,707
Senior Note , 5.75% , 3/01/28 ......................... United States 165,000 167,845
Icon Investments Six DAC , Senior Secured Note , 5.849% ,
5/08/29 ......................................... United States 200,000 204,399
UnitedHealth Group, Inc. , Senior Note , 5.3% , 6/15/35 ........
United States 110,000 112,073
1,710,125
Health Care Technology 0.1%
a
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 150,000 152,689
Hotel & Resort REITs 0.1%
a
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 6/15/33 ............................... United States 165,000 169,395
Hotels, Restaurants & Leisure 1.7%
a
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 150,000 141,694
Airbnb, Inc. ,
Senior Bond , 5.25% , 3/16/36 ......................... United States 30,000 29,887
Senior Note , 4.65% , 3/16/31 ......................... United States 60,000 59,629
a
Carnival Corp. Ltd. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 185,000 184,802
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 193,000 195,473
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 110,000 111,212
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 533,000 523,403
a
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 130,000 130,551
Hyatt Hotels Corp. ,
Senior Note , 5.75% , 1/30/27 ......................... United States 22,000 22,128
Senior Note , 5.05% , 3/30/28 ......................... United States 80,000 80,521
Senior Note , 5.25% , 6/30/29 ......................... United States 105,000 106,607
Senior Note , 5.375% , 12/15/31 ....................... United States 75,000 76,347
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 80,000 77,467
a
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 125,000 126,633
a
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 4/01/28 United States 20,000 20,193
a
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 150,000 142,510
a
Viking Cruises Ltd. , Senior Note , 144A, 5.875% , 10/15/33 ..... United States 155,000 155,319
2,184,376
Household Durables 0.3%
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 73,000 72,669
Senior Bond , 3.8% , 11/01/29 ......................... United States 145,000 140,922
Whirlpool Corp. ,
Senior Bond , 4.5% , 6/01/46 .......................... United States 60,000 35,783
a
Senior Secured Note , 144A, 7.5% , 7/01/31 .............. United States 20,000 20,289
a
Senior Secured Note , 144A, 7.875% , 7/01/34 ............ United States 35,000 35,231
304,894
Independent Power and Renewable Electricity Producers 0.7%
a
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 200,000 208,951

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 44,000 $ 46,742
Senior Bond , 6.5% , 10/01/53 ......................... United States 106,000 113,814
Senior Bond , 5.75% , 3/15/54 ......................... United States 43,000 42,454
Senior Note , 5.6% , 3/01/28 .......................... United States 272,000 276,338
Senior Note , 4.4% , 1/15/31 .......................... United States 60,000 59,003
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 55,000 53,381
A , Senior Note , 4.25% , 10/01/30 ...................... United States 30,000 29,481
830,164
Insurance 1.3%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 95,000 95,730
a
Athene Global Funding ,
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 74,000 73,859
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 175,000 172,316
Senior Secured Note , 144A, 5.526% , 7/11/31 ............ United States 80,000 80,763
Athene Holding Ltd. ,
Senior Bond , 5.875% , 1/15/34 ........................ United States 40,000 40,469
Senior Bond , 6.25% , 4/01/54 ......................... United States 35,000 32,274
Brown & Brown, Inc. ,
Senior Note , 4.9% , 6/23/30 .......................... United States 92,000 91,885
Senior Note , 5.25% , 6/23/32 ......................... United States 82,000 82,118
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 65,000 64,417
a
CNO Global Funding ,
Secured Note , 144A, 2.65% , 1/06/29 ................... United States 150,000 142,128
Secured Note , 144A, 4.95% , 9/09/29 ................... United States 95,000 94,962
a
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 305,000 307,981
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 60,000 61,342
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 140,000 140,515
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 125,000 125,144
1,605,903
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond , 5.25% , 5/15/36 ......................... United States 85,000 84,432
Senior Bond , 6.3% , 5/15/56 .......................... United States 60,000 59,765
144,197
IT Services 0.3%
a
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 101,000 103,085
a
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 270,000 243,270
346,355
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 44,000 38,494
Senior Note , 5.85% , 3/18/29 ......................... United States 50,000 51,167
89,661

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Life Sciences Tools & Services 0.3%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 105,000 $ 105,038
Thermo Fisher Scientific, Inc. ,
Senior Bond , 4.902% , 2/12/36 ........................ United States 70,000 69,203
Senior Note , 2.6% , 10/01/29 ......................... United States 135,000 127,194
301,435
Machinery 0.2%
a
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 145,000 145,520
Oshkosh Corp. ,
Senior Bond , 4.6% , 5/15/28 .......................... United States 125,000 124,870
Senior Bond , 3.1% , 3/01/30 .......................... United States 15,000 14,110
284,500
Media 0.7%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 10,000 9,684
Senior Secured Note , 2.25% , 1/15/29 .................. United States 168,000 156,555
a
Nexstar Media, Inc. , Senior Secured Note , 144A, 6.5% , 9/15/33 United States 155,000 155,093
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 150,000 149,811
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 334,000 370,358
Time Warner Cable LLC , Senior Secured Bond , 4.5% , 9/15/42 .
United States 115,000 86,734
928,235
Metals & Mining 0.4%
a
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 200,000 198,495
Commercial Metals Co. , Senior Note , 4.125% , 1/15/30 .......
United States 150,000 145,459
a
Glencore Funding LLC ,
Senior Bond , 144A, 4% , 3/27/27 ...................... Australia 124,000 123,597
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 20,000 20,534
Senior Bond , 144A, 5.508% , 4/01/36 ................... Australia 105,000 105,682
Senior Note , 144A, 6.375% , 10/06/30 .................. Australia 70,000 73,807
667,574
Multi-Utilities 0.9%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 75,000 75,639
Berkshire Hathaway Energy Co. , Senior Bond , 4.25% , 10/15/50
United States 100,000 79,834
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 85,000 72,051
Dominion Energy, Inc. ,
Junior Sub. Bond , 6.2% to 2/14/36, FRN thereafter , 2/15/56 .. United States 90,000 90,315
C , Senior Bond , 4.9% , 8/01/41 ....................... United States 135,000 124,459
DTE Energy Co. ,
Senior Bond , 5.85% , 6/01/34 ......................... United States 45,000 46,984
Senior Note , 4.95% , 7/01/27 ......................... United States 145,000 145,746
NiSource, Inc. ,
Senior Bond , 5.85% , 4/01/55 ......................... United States 100,000 99,231
Senior Note , 5.2% , 7/01/29 .......................... United States 230,000 233,628
Public Service Enterprise Group, Inc. , Senior Note , 4.9% , 3/15/30
United States 60,000 60,497
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 50,000 51,426
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 45,000 44,467
1,124,277

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 3.7%
a
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 75,000 $ 69,870
Canadian Natural Resources Ltd. ,
Senior Bond , 7.2% , 1/15/32 .......................... Canada 110,000 121,833
Senior Note , 5% , 12/15/29 .......................... Canada 124,000 125,271
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................... United States 89,000 81,594
Senior Note , 4.5% , 10/01/29 ......................... United States 195,000 193,750
a
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 20,000 19,700
a
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 50,000 51,972
a
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 60,000 61,837
Diamondback Energy, Inc. , Senior Bond , 6.25% , 3/15/33 ......
United States 75,000 79,773
a
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 75,000 76,676
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 43,000 44,516
Senior Bond , 5.65% , 10/15/54 ........................ United States 17,000 16,280
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 95,000 94,947
Energy Transfer LP ,
c
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 125,000 126,074
Senior Bond , 6.5% , 2/01/42 .......................... United States 20,000 21,146
Senior Note , 5.5% , 6/01/27 .......................... United States 182,000 183,220
Senior Note , 5.25% , 7/01/29 ......................... United States 30,000 30,435
Senior Note , 5.2% , 4/01/30 .......................... United States 129,000 130,977
a
Eni SpA , Senior Bond , 144A, 5.25% , 5/18/36 ............... Italy 200,000 196,761
a
Hess Midstream Operations LP , Senior Note , 144A, 4.25% ,
2/15/30 ......................................... United States 205,000 197,855
a
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6% , 2/01/31 ...................................... United States 200,000 193,841
a
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 200,000 201,949
a
Kinetik Holdings LP , Senior Note , 144A, 6.625% , 12/15/28 ..... United States 165,000 167,808
Murphy Oil Corp. ,
Senior Note , 6% , 10/01/32 .......................... United States 90,000 89,686
Senior Note , 6.5% , 2/15/34 .......................... United States 35,000 34,693
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 139,000 154,031
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 15,000 14,833
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 180,000 180,656
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 145,000 144,591
a
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 165,000 166,559
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 65,000 63,522
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond , 5% , 1/15/28 ........................... United States 220,000 219,923
Senior Bond , 4.875% , 2/01/31 ........................ United States 93,000 92,680
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 80,000 79,229
a
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 6% , 5/01/36 ............... United States 50,000 50,569
Senior Secured Note , 144A, 6.25% , 1/15/30 ............. United States 365,000 374,002
a
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 250,000 260,326

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
a
Venture Global Plaquemines LNG LLC , Senior Secured Note ,
144A, 7.5% , 5/01/33 ............................... United States 125,000 $ 137,244
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 72,000 73,183
Senior Note , 4.9% , 8/01/30 .......................... United States 77,000 76,786
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 87,000 88,804
4,789,402
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.9% , 5/15/33 ....... United States 175,000 174,130
Passenger Airlines 0.2%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 230,000 228,168
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 242,210
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 315,000 316,309
558,519
Pharmaceuticals 1.2%
Merck & Co., Inc. ,
Senior Bond , 5.2% , 5/22/36 .......................... United States 85,000 86,087
Senior Note , 4.45% , 12/04/32 ........................ United States 40,000 39,383
Novartis Capital Corp. , Senior Note , 4.6% , 3/18/33 ..........
United States 70,000 69,376
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 120,000 125,753
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 103,000 104,036
Senior Bond , 5.2% , 9/25/35 .......................... United States 110,000 109,031
Senior Note , 2.2% , 9/02/30 .......................... United States 82,000 74,122
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Bond , 4.1% , 10/01/46 ......................... Israel 145,000 112,005
Senior Note , 8.125% , 9/15/31 ........................ Israel 235,000 265,094
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 110,000 107,438
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 225,000 238,997
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 74,000 66,960
1,398,282
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 80,000 80,709
Semiconductors & Semiconductor Equipment 1.4%
Broadcom, Inc. , Senior Bond , 4.95% , 1/15/36 ..............
United States 60,000 58,954
a
Foundry JV Holdco LLC ,
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 200,000 209,924
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 200,000 208,616
Intel Corp. ,
Senior Bond , 4.15% , 8/05/32 ......................... United States 235,000 225,438
Senior Bond , 5.3% , 5/15/36 .......................... United States 62,281 61,998
Senior Bond , 6.125% , 5/15/56 ........................ United States 39,172 39,149
Marvell Technology, Inc. ,
Senior Bond , 5.3% , 4/15/36 .......................... United States 90,000 89,586
Senior Note , 5.75% , 2/15/29 ......................... United States 68,000 69,769
Senior Note , 4.75% , 7/15/30 ......................... United States 5,000 4,990

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc., (continued)
Senior Note , 5.95% , 9/15/33 ......................... United States 67,000 $ 70,475
NVIDIA Corp. ,
Senior Bond , 5.55% , 6/15/46 ......................... United States 140,000 139,043
Senior Bond , 5.625% , 6/15/56 ........................ United States 95,000 94,365
Senior Note , 4.75% , 6/15/33 ......................... United States 105,000 104,730
Senior Note , 4.95% , 6/15/36 ......................... United States 105,000 104,120
a
Qnity Electronics, Inc. , Senior Secured Note , 144A, 5.75% ,
8/15/32 ......................................... United States 145,000 145,954
Xilinx, Inc. , Senior Bond , 2.375% , 6/01/30 .................
United States 320,000 294,941
1,922,052
Software 1.1%
Crowdstrike Holdings, Inc. , Senior Note , 3% , 2/15/29 .........
United States 140,000 133,622
Oracle Corp. ,
Senior Bond , 4.3% , 7/08/34 .......................... United States 80,000 71,425
Senior Bond , 3.9% , 5/15/35 .......................... United States 74,000 62,811
Senior Bond , 5.7% , 2/04/36 .......................... United States 71,000 68,785
Senior Bond , 3.65% , 3/25/41 ......................... United States 237,000 170,302
Senior Bond , 6.7% , 2/04/56 .......................... United States 45,000 42,381
Senior Note , 4.45% , 9/26/30 ......................... United States 80,000 77,254
Senior Note , 4.8% , 9/26/32 .......................... United States 110,000 104,711
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 170,000 170,347
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 240,000 210,463
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 185,000 184,028
Senior Bond , 5.7% , 4/01/55 .......................... United States 10,000 9,706
Senior Note , 4.85% , 4/01/30 ......................... United States 90,000 90,173
1,396,008
Specialized REITs 1.1%
American Tower Corp. ,
Senior Bond , 3.55% , 7/15/27 ......................... United States 118,000 116,993
Senior Bond , 2.9% , 1/15/30 .......................... United States 48,000 45,105
Senior Bond , 2.7% , 4/15/31 .......................... United States 195,000 177,497
Senior Bond , 5.55% , 7/15/33 ......................... United States 250,000 256,579
Senior Note , 4.9% , 3/15/30 .......................... United States 60,000 60,292
Senior Note , 4.7% , 12/15/32 ......................... United States 50,000 49,202
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 130,000 128,755
Senior Note , 4.9% , 9/01/29 .......................... United States 230,000 230,922
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 24,000 23,956
Equinix, Inc. ,
Senior Bond , 3.2% , 11/18/29 ......................... United States 193,000 183,847
Senior Note , 2.5% , 5/15/31 .......................... United States 70,000 62,743
Extra Space Storage LP , Senior Note , 5.9% , 1/15/31 .........
United States 130,000 134,894
1,470,785
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 160,000 146,149
Senior Bond , 4.1% , 1/15/52 .......................... United States 60,000 43,793
189,942

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.4%
Dell International LLC / EMC Corp. ,
Senior Bond , 5.25% , 2/15/37 ......................... United States 105,000 $ 103,407
Senior Bond , 8.35% , 7/15/46 ......................... United States 5,000 6,324
Senior Note , 4.75% , 7/15/31 ......................... United States 30,000 29,826
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 221,000 219,749
Senior Note , 4.85% , 10/15/31 ........................ United States 55,000 54,788
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 5.875% ,
7/15/30 ......................................... United States 125,000 127,297
541,391
Textiles, Apparel & Luxury Goods 0.2%
a
Beach Acquisition Bidco LLC , Senior Secured Note , 144A, 5.25% ,
7/15/32 ......................................... United States 130,000 EUR 151,480
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 17,000 15,403
Senior Bond , 5.5% , 3/11/35 .......................... United States 37,000 37,277
Senior Note , 5.1% , 3/11/30 .......................... United States 92,000 92,723
296,883
Tobacco 0.7%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 94,000 86,012
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 335,000 327,960
a ,d
Imperial Brands Finance plc , Senior Bond , 144A, 5.5% , 7/07/36 United Kingdom 200,000 198,840
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 296,000 300,537
Senior Note , 4.375% , 4/30/30 ........................ United States 65,000 64,363
977,712
Trading Companies & Distributors 0.5%
a
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 75,000 77,230
a
Aviation Capital Group LLC ,
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 210,000 212,525
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 130,000 130,447
a ,d
EquipmentShare.com, Inc. , Secured Note , 144A, 7.125% , 7/01/34 United States 105,000 103,298
523,500
Wireless Telecommunication Services 0.5%
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ........................... Canada 90,000 90,569
Senior Note , 3.8% , 3/15/32 .......................... Canada 38,000 35,447
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 40,000 41,115
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 80,000 81,901
T-Mobile USA, Inc. ,
Senior Bond , 5% , 2/15/36 ........................... United States 125,000 122,323
Senior Note , 3.875% , 4/15/30 ........................ United States 7,000 6,784
Senior Note , 5.125% , 5/15/32 ........................ United States 74,000 74,790
Senior Note , 6.7% , 12/15/33 ......................... United States 175,000 191,289
644,218
Total Corporate Bonds (Cost $ 56,286,802 ) ....................................
55,942,306

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests 4.0%
Aerospace & Defense 0.1%
f
TransDigm, Inc., First Lien, CME Term Loan, N , 6.12% , ( 1-month
SOFR + 2.5% ), 2/14/33 ............................. United States 55,814 $ 55,877
Air Freight & Logistics 0.1%
f
Stonepeak Nile Parent LLC, First Lien, Amendment No. 3 CME
Term Loan , 5.657% , ( 3-month SOFR + 2% ), 4/09/32 ....... United States 159,600 159,401
Automobile Components 0.1%
f
Allison Transmission, Inc., First Lien, 2026 CME Term Loan ,
5.375% , ( 1-month SOFR + 1.75% ), 1/03/33 .............. United States 74,729 74,745
f
Biotechnology 0.0%
†
Alkermes, Inc., First Lien, Initial CME Term Loan, B , 6.482% ,
( 3-month SOFR + 2.75% ), 8/12/31 ..................... United States 14,732 14,806
BioMarin Pharmaceutical, Inc., First Lien, Initial CME Term Loan,
B , 5.428% , ( 6-month SOFR + 1.75% ), 4/27/33 ............ United States 50,333 50,383
Genmab A/S, First Lien, Amendment No. 1 CME Term Loan ,
5.732% , ( 3-month SOFR + 2% ), 12/13/32 ................ Denmark 23,200 23,211
88,400
a a a a a a
Broadline Retail 0.1%
f
Peer Holding III BV, First Lien, CME Term Loan, B8 , 5.982% ,
( 3-month SOFR + 2.25% ), 9/29/32 ..................... Netherlands 73,155 73,300
Building Products 0.1%
f
Advanced Drainage Systems, Inc., First Lien, Initial CME Term
Loan , 5.245% , ( 1-month SOFR + 1.625% ), 2/11/33 ........ United States 56,889 57,458
f
Capital Markets 0.3%
d
Citadel Securities LP, First Lien, 2026-1 CME Term Loan , 5.661% ,
( 3-month SOFR + 2% ), 6/10/33 ....................... United States 90,852 90,757
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan , 5.644% , ( 1-month SOFR + 2% ),
5/19/31 ......................................... United States 159,595 159,163
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
5.666% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 158,743 157,500
407,420
a a a a a a
Chemicals 0.1%
f
Element Solutions, Inc., First Lien, CME Term Loan, B3 , 5.394% ,
( 1-month SOFR + 1.75% ), 12/18/30 .................... United States 159,583 159,882
f
Commercial Services & Supplies 0.2%
Clean Harbors, Inc., First Lien, Initial CME Term Loan , 5.12% ,
( 1-month SOFR + 1.5% ), 10/11/32 ..................... United States 159,376 160,216
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2 , 5.369% , ( 1-month SOFR +
1.75% ), 3/08/32 ................................... United States 158,797 156,647
316,863
a a a a a a
Construction & Engineering 0.0%
†
f
Dycom Industries, Inc., First Lien, CME Term Loan, B , 5.401% ,
( 3-month SOFR + 1.75% ), 1/27/33 ..................... United States 10,619 10,648
Diversified Consumer Services 0.1%
f
Covista, Inc., First Lien, 2026 CME Term Loan , 5.87% , ( 1-month
SOFR + 2.25% ), 3/02/33 ............................ United States 85,185 85,532

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Electric Utilities 0.2%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
5.394% , ( 1-month SOFR + 1.75% ), 9/30/31 .............. United States 158,788 $ 157,612
Constellation Renewables LLC, First Lien, CME Term Loan ,
5.666% , ( 3-month SOFR + 2% ), 12/15/27 ................ United States 94,892 94,793
252,405
a a a a a a
f
Entertainment 0.3%
Discovery Global Holdings, Inc., First Lien, Initial Dollar CME
Term Loan , 6.241% , ( 12-month SOFR + 2.5% ), 6/03/33 ..... United States 54,542 54,625
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B , 5.639% , ( 1-month SOFR + 2% ), 10/21/32 ............. United States 128,458 128,679
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.508% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 158,329 154,045
337,349
a a a a a a
f
Financial Services 0.4%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan ,
5.38% , ( 1-day SOFR + 1.75% ), 7/30/32 ................. United States 159,200 158,371
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6 , 5.37% , ( 1-month SOFR + 1.75% ), 11/05/32 ...... United States 73,672 73,553
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan , 7.2% ,
( 3-month SOFR + 3.5% ), 8/16/32 ...................... United States 135,983 136,043
Hudson River Trading LLC, First Lien, CME Term Loan, B2 ,
6.139% , ( 1-month SOFR + 2.5% ), 3/18/30 ............... United States 159,200 158,297
526,264
a a a a a a
Food Products 0.1%
f
Chobani LLC, First Lien, Closing Date CME Term Loan , 5.894% ,
( 1-month SOFR + 2.25% ), 10/28/32 .................... United States 86,809 87,080
Ground Transportation 0.1%
f
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan ,
5.482% , ( 3-month SOFR + 1.75% ), 4/10/31 .............. United States 158,788 158,312
f
Health Care Providers & Services 0.1%
DaVita, Inc., First Lien, CME Term Loan, B2 , 5.394% , ( 1-month
SOFR + 1.75% ), 5/09/31 ............................ United States 91,372 91,394
McKesson Medical-Surgical Top Holdings, Inc., First Lien,
Amendment No. 1 CME Term Loan, B , 5.982% , ( 3-month SOFR
+ 2.25% ), 6/09/32 ................................. United States 16,998 17,023
108,417
a a a a a a
f
Hotels, Restaurants & Leisure 0.5%
1011778 BC ULC, First Lien, CME Term Loan, B5 , 5.394% ,
( 1-month SOFR + 1.75% ), 9/20/30 ..................... Canada 151,579 151,516
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 5.894% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 158,043 153,327
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 5.482% , ( 3-month SOFR + 1.75% ), 12/02/30 ...... Ireland 158,779 157,627
Penn Entertainment, Inc., First Lien, CME Term Loan, B , 5.644% ,
( 1-month SOFR + 2% ), 5/30/33 ....................... United States 159,173 158,974
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan , 5.62% , ( 1-month SOFR + 2% ), 11/03/32 United States 113,306 112,964
734,408
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Independent Power and Renewable Electricity Producers 0.3%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan , 5.394% , ( 1-month SOFR +
1.75% ), 7/31/30 ................................... United States 160,000 $ 160,074
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B , 5.644% , ( 1-month SOFR + 2% ), 11/25/32 ..... United States 215,156 213,979
374,053
a a a a a a
Media 0.1%
f
Nexstar Media, Inc., First Lien, CME Term Loan, B , 6.144% ,
( 1-month SOFR + 2.5% ), 6/28/32 ...................... United States 159,198 157,805
f
Oil, Gas & Consumable Fuels 0.2%
CQP Holdco LP, First Lien, CME Term Loan, B , 5.45% , ( 3-month
SOFR + 1.75% ), 12/31/32 ........................... United States 159,598 158,893
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.144% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 159,175 159,658
318,551
a a a a a a
Passenger Airlines 0.1%
f
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 5.925% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 158,797 158,834
Professional Services 0.1%
f
SS&C Technologies, Inc., First Lien, CME Term Loan, B8 , 5.62% ,
( 1-month SOFR + 2% ), 5/09/31 ....................... United States 149,146 149,022
f
Software 0.1%
d,g
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan , 8.1% , ( 1-day SOFR + 4.5% ), 11/17/31 ..... United States 3,308 3,379
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B , 5.394% , ( 1-month SOFR + 1.75% ), 4/16/32 United States 158,797 156,951
160,330
a a a a a a
Textiles, Apparel & Luxury Goods 0.1%
f
Samsonite IP Holdings SARL, First Lien, Initial CME Term Loan,
B , 5.394% , ( 1-month SOFR + 1.75% ), 11/08/32 ........... United States 61,860 62,151
Trading Companies & Distributors 0.1%
f
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.62% , ( 1-month SOFR + 2% ), 4/30/32 ................. United States 27,948 27,937
d
5.842% , ( 12-month SOFR + 2% ), 6/03/33 ................ United States 71,111 71,042
98,979
a a a a a a
Total Senior Floating Rate Interests (Cost $ 5,185,560 ) .........................
5,173,486
Foreign Government and Agency Securities 2.7%
a
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 203,302
a
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 100,000 EUR 108,043
Brazil Government Bond , Senior Bond , 3.75% , 9/12/31 .......
Brazil 300,000 277,590
a
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 30,000 29,341
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 70,000 EUR 81,459
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 220,000 222,024
Colombia Government Bond , Senior Bond , 3.125% , 4/15/31 ...
Colombia 300,000 265,785
a
Dominican Republic Government Bond , Senior Bond , Reg S,
4.5% , 1/30/30 ....................................
Dominican
Republic 180,000 173,988

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
a
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 $ 251,325
a
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 70,000 73,930
a
Guatemala Government Bond , Senior Bond , Reg S, 6.6% ,
6/13/36 ......................................... Guatemala 200,000 213,576
Indonesia Government Bond , Senior Note , 5.03% , 5/29/31 ....
Indonesia 200,000 200,983
a
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 200,000 198,789
a
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 100,000 EUR 113,885
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 130,000 120,100
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 20,000 20,189
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 200,000 204,249
a
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 100,000 EUR 115,479
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 100,000 98,808
South Africa Government Bond , Senior Bond , 4.85% , 9/27/27 ..
South Africa 200,000 200,690
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 200,000 196,995
Uruguay Government Bond , Senior Bond , 7.875% , 1/15/33 ....
Uruguay 110,000 128,777
Total Foreign Government and Agency Securities (Cost $ 3,500,900 ) .............
3,499,307
Asset-Backed Securities 13.2%
Capital Markets 0.2%
a ,f
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.123% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 250,000 250,216
Consumer Finance 1.6%
Capital One Prime Auto Receivables Trust , 2025-1 , A3 , 3.85% ,
7/15/30 . ......................................... United States 193,000 191,360
GM Financial Consumer Automobile Receivables Trust , 2023-1 ,
A3 , 4.66% , 2/16/28 . ................................ United States 93,182 93,291
Harley-Davidson Motorcycle Trust ,
2024-B , A3 , 4.31% , 7/16/29 .......................... United States 534,595 534,626
2025-A , A3 , 4.67% , 4/15/30 .......................... United States 105,000 105,355
Hyundai Auto Receivables Trust ,
2023-B , A3 , 5.48% , 4/17/28 .......................... United States 166,743 167,322
f
2025-C , A2B , FRN , 3.943% , ( 30-day SOFR Average + 0.35% ),
7/17/28 ......................................... United States 400,535 400,553
f
2026-A , A2B , FRN , 3.933% , ( 30-day SOFR Average + 0.34% ),
2/15/29 ......................................... United States 252,000 252,080
Toyota Auto Receivables Owner Trust ,
2024-A , A3 , 4.83% , 10/16/28 ......................... United States 79,417 79,665
2026-A , A3 , 3.86% , 9/16/30 .......................... United States 50,000 49,549
World Omni Auto Receivables Trust ,
2025-C , A3 , 4.08% , 11/15/30 ......................... United States 100,000 99,605
2026-A , A3 , 3.86% , 5/15/31 .......................... United States 238,000 235,177
2,208,583
a a a a a a
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036% , 12/10/28 .................................. United States 7,285 7,309
a
2013 , 144A, 4.704% , 1/10/36 ......................... United States 75,951 70,931
78,240
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services 11.4%
a ,f
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.075% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 $ 250,373
a ,f
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.014% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 250,000 250,724
a ,f
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.112% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 250,000 250,318
a ,f
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.187% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 250,000 250,620
a ,f
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.814% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,227
a ,f
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 4.853% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 235,000 235,276
a ,f
Beechwood Park CLO Ltd. , 2019-1A , A2RR , 144A, FRN , 5.01% ,
( 3-month SOFR + 1.33% ), 1/17/35 . .................... Jersey 350,000 350,176
a ,f
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.075% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 175,000 175,348
a ,f
BlueMountain CLO XXVI Ltd. , 2019-26A , CR2 , 144A, FRN ,
5.488% , ( 3-month SOFR + 1.85% ), 10/20/34 . ............. United States 500,000 500,000
a ,f
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
4.978% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 130,199 130,600
a ,f
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 4.747% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 390,000 390,385
CarMax Auto Owner Trust ,
2024-3 , A3 , 4.89% , 7/16/29 .......................... United States 602,667 605,521
2026-1 , A2A , 3.87% , 4/16/29 ......................... United States 155,000 154,518
2026-1 , A3 , 4.04% , 3/17/31 .......................... United States 124,000 123,173
a
Chase Auto Owner Trust , 2024-3A , A3 , 144A, 5.22% , 7/25/29 . .. United States 474,732 477,251
a ,f
CIFC Funding Ltd. ,
2014-2RA , AR , 144A, FRN , 5.027% , ( 3-month SOFR + 1.36% ),
10/24/37 ........................................ United States 250,000 250,249
2021-4A , AR , 144A, FRN , 5.026% , ( 3-month SOFR + 1.36% ),
7/23/37 ......................................... United States 250,000 250,725
2021-7A , AR , 144A, FRN , 4.756% , ( 3-month SOFR + 1.09% ),
1/23/35 ......................................... United States 322,000 322,318
a
Compass Datacenters Issuer II LLC ,
2024-2A , A1 , 144A, 5.022% , 8/25/49 ................... United States 203,000 201,564
2025-2A , A1 , 144A, 4.926% , 11/25/50 .................. United States 392,000 384,061
a
Corporate One Auto Receivables Trust , 2026-1A , A2 , 144A,
4.13% , 9/15/28 . ................................... United States 331,000 330,694
a ,f
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,430
a ,f
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.155% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 250,312
a ,f
Elmwood CLO 16 Ltd. , 2022-3A , BRR , 144A, FRN , 5.125% ,
( 3-month SOFR + 1.45% ), 4/20/37 . .................... United States 300,000 300,513
a ,f
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.795% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 100,000 99,951
a ,f
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.055% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,216
Ford Credit Auto Owner Trust , 2024-B , A3 , 5.1% , 4/15/29 . .....
United States 542,557 545,692
Honda Auto Receivables Owner Trust ,
2025-4 , A2A , 4.04% , 6/15/28 ......................... United States 289,109 288,904
2026-1 , A2A , 3.71% , 9/21/28 ......................... United States 384,000 382,738
a
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 325,000 323,487
a ,f
J.P. Morgan Mortgage Trust ,
2023-HE3 , A1 , 144A, FRN , 5.209% , ( 30-day SOFR Average +
1.6% ), 5/20/54 .................................... United States 195,073 195,656

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
a,f
J.P. Morgan Mortgage Trust, (continued)
2026-HE1 , A1 , 144A, FRN , 4.859% , ( 30-day SOFR Average +
1.25% ), 9/20/56 ................................... United States 51,046 $ 51,265
a
Lendbuzz Securitization Trust , 2024-3A , A2 , 144A, 4.97% ,
10/15/29 . ........................................ United States 111,778 111,821
a ,f
MP CLO VIII Ltd. , 2015-2A , CR3 , 144A, FRN , 5.497% , ( 3-month
SOFR + 1.85% ), 4/28/34 . ............................ United States 550,000 551,249
a ,f
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.075% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 250,000 250,217
a ,f
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 4.86% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 350,000 350,407
a ,d ,f
Northwoods Capital Ltd. , 2018-11BAR , D1R2 , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 3.55% ), 7/19/37 . ................ United States 275,000 275,275
a ,f
Oaktree CLO Ltd. ,
2019-4A , ARR , 144A, FRN , 5.185% , ( 3-month SOFR + 1.51% ),
7/20/37 ......................................... United States 250,000 250,317
2019-4AR , AR3 , 144A, FRN , Zero Cpn., ( 3-month SOFR +
1.23% ), 7/20/37 ................................... United States 250,000 250,124
2021-1A , A1R , 144A, FRN , 5.023% , ( 3-month SOFR + 1.35% ),
1/15/38 ......................................... United States 250,000 250,550
a
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 110,000 110,370
a
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 495,644 491,595
a
PRET Trust , 2026-RN1 , A1 , 144A, 5.668% , 6/25/66 . ......... United States 103,466 103,597
a
RCO IX Mortgage LLC , 2026-2 , A1 , 144A, 5.765% , 5/25/31 . ... United States 96,850 96,756
a ,d ,f
Regatta XI Funding Ltd. , 2018-1AR , D1R2 , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 2.95% ), 7/17/37 . ................ United States 250,000 250,250
a ,f
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.063% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,680
a
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 249,000 247,061
a ,f
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,361
a ,f
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.697% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 250,000 250,117
a
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 245,000 237,717
a ,f
Trinitas CLO XVI Ltd. , 2021-16A , A1R , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 7/20/34 . .................... United States 340,000 340,367
a
USB Auto Owner Trust , 2025-1A , A3 , 144A, 4.49% , 6/17/30 . ... United States 139,000 139,220
a
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 87,430 86,832
a ,f
Voya CLO Ltd. , 2024-4A , A1 , 144A, FRN , 5.025% , ( 3-month
SOFR + 1.35% ), 7/20/37 . ............................ United States 250,000 250,522
a ,f
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.133% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 250,000 250,226
14,718,916
a a a a a a
Total Asset-Backed Securities (Cost $ 17,266,683 ) .............................
17,255,955
Commercial Mortgage-Backed Securities 5.6%
Financial Services 5.6%
h
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.429% , 9/15/48 .............................. United States 196,829 196,122
BANK ,
a
2018-BN11 , D , 144A, 3% , 3/15/61 ..................... United States 100,000 86,217
h,i
2018-BN13 , XA , IO, FRN , 0.599% , 8/15/61 .............. United States 5,547,509 46,799
h
2019-BN19 , C , FRN , 4.165% , 8/15/61 .................. United States 92,000 69,096

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
h
BANK5 Trust ,
i
2025-5YR15 , XA , IO, FRN , 1.438% , 7/15/58 ............. United States 1,430,160 $ 61,865
2026-5YR22 , C , FRN , 5.962% , 6/15/59 ................. United States 145,000 145,439
a ,h
Barclays Commercial Mortgage Trust , 2019-C5 , F , 144A, FRN ,
2.665% , 11/15/52 .................................. United States 234,000 138,745
h ,i
BBCMS Mortgage Trust ,
2023-C20 , XB , IO, FRN , 0.771% , 7/15/56 ................ United States 4,831,000 150,170
2025-5C34 , XA , IO, FRN , 1.394% , 5/15/58 ............... United States 1,064,491 42,257
2025-5C38 , XA , IO, FRN , 1.674% , 11/15/58 .............. United States 2,323,000 128,748
Benchmark Mortgage Trust ,
h
2018-B6 , B , FRN , 4.738% , 10/10/51 .................... United States 139,000 131,610
2019-B13 , A2 , 2.889% , 8/15/57 ....................... United States 151,819 146,755
a
2025-V18 , D , 144A, 4.5% , 10/15/58 .................... United States 169,000 143,341
a,h,i
2025-V18 , XD , IO, 144A, FRN , 2.164% , 10/15/58 .......... United States 1,000,000 72,879
2026-V21 , AS , 5.506% , 3/15/59 ....................... United States 134,000 135,189
h,i
2026-V21 , XA , IO, FRN , 1.648% , 3/15/59 ................ United States 1,191,819 70,354
a ,f
BIKE Pass-Through Trust , 2026-BAND , B , 144A, FRN , 7.78% ,
( 1-month SOFR + 4.15% ), 7/15/43 ..................... United States 110,000 110,292
h ,i
BMO Mortgage Trust , 2025-5C10 , XA , IO, FRN , 1.58% , 5/15/58 United States 999,804 43,889
a ,f
BX Commercial Mortgage Trust , 2026-CSMO , C , 144A, FRN ,
5.625% , ( 1-month SOFR + 2% ), 2/15/43 ................ United States 200,000 202,112
a
BX Trust ,
h
2025-ARIA , C , 144A, FRN , 5.701% , 12/13/42 ............. United States 166,000 165,771
f
2025-VOLT , A , 144A, FRN , 5.325% , ( 1-month SOFR + 1.7% ),
12/15/44 ........................................ United States 140,000 140,362
a ,h
CFCRE Commercial Mortgage Trust , 2011-C2 , D , 144A, FRN ,
5.08% , 12/15/47 ................................... United States 24,260 23,865
COMM Mortgage Trust ,
a,h
2012-CR1 , D , 144A, FRN , 5.274% , 5/15/45 .............. United States 65,221 61,158
2012-CR4 , AM , 3.251% , 10/15/45 ..................... United States 138,000 134,024
a,h
2013-CR13 , D , 144A, FRN , 5.002% , 11/10/46 ............ United States 226,922 128,490
h
2014-CR17 , C , FRN , 4.941% , 5/10/47 .................. United States 193,000 188,306
a,h
2014-CR17 , D , 144A, FRN , 5.005% , 5/10/47 ............. United States 198,000 175,426
a ,h ,i
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.029% , 1/15/49 ......................... United States 2,967,697 819
h
CSAIL Commercial Mortgage Trust , 2015-C1 , C , FRN , 3.891% ,
4/15/50 ......................................... United States 116,000 110,489
h ,i
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.714% , 12/15/49 .... United States 2,774,846 224
a ,h
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.534% ,
8/10/44 ......................................... United States 256,577 250,945
h
GS Mortgage Securities Trust ,
i
2014-GC22 , XA , IO, FRN , 0.715% , 6/10/47 .............. United States 2,431,738 13,713
a
2014-GC24 , D , 144A, FRN , 4.47% , 9/10/47 .............. United States 120,000 84,901
a ,h
IRV Trust , 2025-200P , C , 144A, FRN , 5.921% , 3/14/47 ....... United States 200,000 200,138
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
a,h
2007-CB20 , E , 144A, FRN , 10.072% , 2/12/51 ............ United States 4,331 6,114
a,h
2011-C3 , B , 144A, FRN , 5.013% , 2/15/46 ................ United States 119,218 118,782
a,h
2012-C6 , E , 144A, FRN , 5.138% , 5/15/45 ............... United States 26,786 26,523
a,h
2012-LC9 , D , 144A, FRN , 3.691% , 12/15/47 ............. United States 127,000 124,058
2016-JP3 , AS , 3.144% , 8/15/49 ....................... United States 215,000 209,143
h
JPMBB Commercial Mortgage Securities Trust ,
2013-C12 , C , FRN , 4.072% , 7/15/45 ................... United States 72,952 72,068
a
2013-C14 , D , 144A, FRN , 4.171% , 8/15/46 .............. United States 122,000 97,371
i
2014-C22 , XA , IO, FRN , 1.402% , 9/15/47 ................ United States 696,166 11
i
2014-C25 , XA , IO, FRN , 0.545% , 11/15/47 ............... United States 461,970 1,878
a ,h ,i
LCCM Trust , 2017-LC26 , XA , IO, 144A, FRN , 1.666% , 7/12/50 . United States 5,508,866 36,844

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
a ,h
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
6.571% , 10/15/42 .................................. United States 261,000 $ 263,285
h
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10 , B , FRN , 4.081% , 7/15/46 ................... United States 61,799 58,795
a
2013-C10 , F , 144A, FRN , 4.081% , 7/15/46 ............... United States 273,000 45,361
2013-C9 , B , FRN , 3.708% , 5/15/46 .................... United States 49,279 47,107
2015-C22 , B , FRN , 3.883% , 4/15/48 ................... United States 225,000 206,020
i
2025-5C2 , XA , IO, FRN , 1.455% , 11/15/58 ............... United States 1,687,000 80,579
Morgan Stanley Capital I Trust ,
a,h
2011-C3 , E , 144A, FRN , 5.069% , 7/15/49 ................ United States 26,093 26,010
h,i
2016-BNK2 , XA , IO, FRN , 1.065% , 11/15/49 ............. United States 2,833,119 4,806
h,i
2016-UB12 , XA , IO, FRN , 0.758% , 12/15/49 ............. United States 6,945,334 154
a
2018-H3 , D , 144A, 3% , 7/15/51 ....................... United States 110,000 93,782
h
2018-L1 , C , FRN , 4.932% , 10/15/51 .................... United States 205,000 187,970
h,i
2019-H7 , XA , IO, FRN , 1.363% , 7/15/52 ................. United States 4,424,442 134,268
a ,j
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 859,373 107
UBS Commercial Mortgage Trust ,
2017-C7 , A4 , 3.679% , 12/15/50 ....................... United States 128,000 126,038
h,i
2017-C7 , XA , IO, FRN , 1.114% , 12/15/50 ................ United States 3,854,757 42,355
h,i
2018-C12 , XA , IO, FRN , 1.001% , 8/15/51 ................ United States 3,969,031 56,200
a,h
2018-C15 , D , 144A, FRN , 5.307% , 12/15/51 ............. United States 87,000 79,061
h,i
2019-C17 , XA , IO, FRN , 1.577% , 10/15/52 ............... United States 5,442,623 203,956
a ,h
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 ......... United States 133,000 132,756
a ,h
VRTX Trust , 2025-HQ , D , 144A, FRN , 6.815% , 8/05/42 ....... United States 191,000 189,030
h ,i
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 3,172 2
Wells Fargo Commercial Mortgage Trust ,
a
2014-LC16 , D , 144A, 3.938% , 8/15/50 .................. United States 68,179 8,242
2015-C31 , D , 3.852% , 11/15/48 ....................... United States 116,000 105,557
h,i
2017-C41 , XA , IO, FRN , 1.29% , 11/15/50 ................ United States 2,984,212 30,103
h,i
2018-C43 , XA , IO, FRN , 0.717% , 3/15/51 ................ United States 12,635,263 111,190
2019-C49 , B , 4.546% , 3/15/52 ........................ United States 148,000 142,335
a
2019-C50 , D , 144A, 3% , 5/15/52 ...................... United States 89,000 71,401
h,i
2019-C50 , XA , IO, FRN , 1.571% , 5/15/52 ................ United States 2,158,110 64,855
a
2019-C53 , D , 144A, 2.5% , 10/15/52 .................... United States 218,000 174,274
h
2020-C57 , C , FRN , 4.157% , 8/15/53 ................... United States 122,000 111,939
h
WFRBS Commercial Mortgage Trust ,
i
2013-C14 , XA , IO, FRN , 0.456% , 6/15/46 ................ United States 126,453 1
a
2013-C15 , D , 144A, FRN , 4.286% , 8/15/46 .............. United States 90,551 63,884
i
2014-C22 , XA , IO, FRN , 0.383% , 9/15/57 ................ United States 1,430,682 246
7,354,971
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 8,092,370 ) ...............
7,354,971
Mortgage-Backed Securities 32.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.2%
FHLMC Pool, 30 Year , 3%, 3/01/43 - 6/01/46 ............... United States 460,022 414,845
FHLMC Pool, 30 Year , 3.5%, 8/01/43 - 2/01/47 ............. United States 772,203 717,673
FHLMC Pool, 30 Year , 4%, 9/01/45 ...................... United States 223,158 212,878
FHLMC Pool, 30 Year , 4.5%, 8/01/44 - 3/01/45 ............. United States 164,054 160,227
1,505,623
Federal National Mortgage Association (FNMA) Fixed Rate 24.2%
FNMA , 3.5%, 6/01/56 ................................ United States 1,018,400 923,584
FNMA , 3.5%, 9/01/57 ................................ United States 663,111 597,244
FNMA , 5.28%, 12/01/28 .............................. United States 226,000 229,667

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 15 Year , 2%, 2/01/37 ........................... United States 701,388 $ 640,893
FNMA, 30 Year , 3%, 9/01/42 - 8/01/46 .................... United States 881,698 794,375
FNMA, 30 Year , 3%, 4/01/52 ........................... United States 817,611 718,020
FNMA, 30 Year , 3.5%, 7/01/43 ......................... United States 161,987 150,872
FNMA, 30 Year , 4%, 9/01/45 - 6/01/46 .................... United States 371,237 354,252
FNMA, 30 Year , 4.5%, 7/01/44 - 5/01/45 .................. United States 365,490 354,361
FNMA, 30 Year , 5%, 3/01/38 ........................... United States 2,822 2,847
FNMA, 30 Year , 5.5%, 9/01/53 ......................... United States 81,102 82,044
k
Uniform Mortgage-Backed Securities , 1.5% , TBA, 8/25/41 ..... United States 1,000,000 891,474
k
Uniform Mortgage-Backed Securities , 2% , TBA, 8/25/56 ...... United States 9,000,000 7,185,894
k
Uniform Mortgage-Backed Securities , 2.5% , TBA, 8/25/56 ..... United States 7,000,000 5,847,734
k
Uniform Mortgage-Backed Securities , 3% , TBA, 7/25/56 ...... United States 800,000 702,750
k
Uniform Mortgage-Backed Securities , 3% , TBA, 8/25/56 ...... United States 800,000 697,250
k
Uniform Mortgage-Backed Securities , 3.5% , TBA, 7/25/56 ..... United States 1,000,000 912,344
k
Uniform Mortgage-Backed Securities , 4% , TBA, 8/25/56 ...... United States 1,000,000 934,060
k
Uniform Mortgage-Backed Securities , 4.5% , TBA, 8/25/56 ..... United States 1,500,000 1,435,840
k
Uniform Mortgage-Backed Securities , 5% , TBA, 8/25/56 ...... United States 2,000,000 1,963,128
k
Uniform Mortgage-Backed Securities , 5.5% , TBA, 8/25/56 ..... United States 2,500,000 2,504,668
k
Uniform Mortgage-Backed Securities , 6% , TBA, 7/25/56 ...... United States 1,800,000 1,839,797
k
Uniform Mortgage-Backed Securities , 6% , TBA, 8/25/56 ...... United States 1,800,000 1,834,353
31,597,451
Government National Mortgage Association (GNMA) Fixed Rate 7.1%
GNMA I, Single-family, 30 Year , 3.5%, 11/15/47 ............. United States 40,340 37,002
GNMA II, 30 Year , 5.5%, 7/20/53 ........................ United States 372,487 380,366
GNMA II, Single-family, 30 Year , 3%, 2/20/53 ............... United States 847,975 757,580
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 - 11/20/49 .... United States 552,266 501,504
GNMA II, Single-family, 30 Year , 4%, 2/20/48 - 5/20/48 ....... United States 594,668 549,718
GNMA II, Single-family, 30 Year , 4.5%, 7/20/47 ............. United States 795,610 781,263
GNMA II, Single-family, 30 Year , 4.5%, 5/20/48 ............. United States 75,051 72,885
GNMA II, Single-family, 30 Year , 5%, 5/20/48 - 6/20/48 ....... United States 207,996 208,880
k
GNMA II, Single-family, 30 Year , 5%, 8/15/56 ............... United States 3,000,000 2,954,829
GNMA II, Single-family, 30 Year , 5.5%, 6/20/53 - 7/20/53 ...... United States 200,849 204,733
GNMA II, Single-family, 30 Year , 5.5%, 4/20/54 ............. United States 934,400 949,583
k
GNMA II, Single-family, 30 Year , 6%, 7/15/56 ............... United States 1,000,000 1,021,680
GNMA II, Single-family, 30 Year , 6%, 11/20/53 .............. United States 747,107 783,598
9,203,621
Total Mortgage-Backed Securities (Cost $ 43,007,809 ) ..........................
42,306,695
Residential Mortgage-Backed Securities 6.7%
Financial Services 6.7%
a
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 407,286 408,947
a
Angel Oak Mortgage Trust , 2023-3 , A1 , 144A, 4.8% , 9/26/67 ... United States 80,770 80,334
a ,h
Arroyo Mortgage Trust , 2019-3 , M1 , 144A, FRN , 4.204% ,
10/25/48 ........................................ United States 330,000 313,677
a
BRAVO Residential Funding Trust ,
h
2020-RPL1 , M1 , 144A, FRN , 3.25% , 5/26/59 ............. United States 353,000 337,597
2023-NQM8 , A1 , 144A, 6.394% , 10/25/63 ............... United States 62,752 62,856
2024-NQM2 , A1 , 144A, 6.285% , 2/25/64 ................ United States 64,645 64,880
a ,h
Bunker Hill Loan Depositary Trust , 2020-1 , A3 , 144A, FRN ,
3.253% , 2/25/55 ................................... United States 332,000 325,563
a ,f
Chase Home Lending Mortgage Trust , 2025-10 , A11 , 144A, FRN ,
4.928% , ( 30-day SOFR Average + 1.3% ), 7/25/56 ......... United States 80,041 80,262
a ,f
Chevy Chase Funding LLC , 2004-3A , A2 , 144A, FRN , 4.063% ,
( 1-month SOFR + 0.414% ), 8/25/35 .................... United States 32,586 32,156
a
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 . United States 325,180 325,782

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a ,h
Ellington Financial Mortgage Trust , 2020-1 , A2 , 144A, FRN ,
3.149% , 5/25/65 ................................... United States 115,509 $ 114,540
h
FHLMC Seasoned Credit Risk Transfer Trust ,
a
2019-2 , M , 144A, FRN , 4.75% , 8/25/58 ................. United States 205,417 200,396
2019-3 , M , FRN , 4.75% , 10/25/58 ..................... United States 239,129 235,629
a ,f
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 5.278% , ( 30-day SOFR Average
+ 1.65% ), 1/25/34 ................................. United States 1,863 1,865
2021-DNA6 , M2 , 144A, FRN , 5.128% , ( 30-day SOFR Average
+ 1.5% ), 10/25/41 ................................. United States 43,478 43,534
2021-DNA7 , M2 , 144A, FRN , 5.428% , ( 30-day SOFR Average
+ 1.8% ), 11/25/41 .................................. United States 108,000 108,249
2022-DNA2 , M1A , 144A, FRN , 4.928% , ( 30-day SOFR Average
+ 1.3% ), 2/25/42 .................................. United States 600 601
2022-HQA1 , M2 , 144A, FRN , 8.878% , ( 30-day SOFR Average
+ 5.25% ), 3/25/42 ................................. United States 911,000 937,526
2023-DNA1 , M1A , 144A, FRN , 5.73% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 20,125 20,362
2023-HQA3 , M1 , 144A, FRN , 5.478% , ( 30-day SOFR Average
+ 1.85% ), 11/25/43 ................................. United States 7,524 7,561
2025-DNA1 , A1 , 144A, FRN , 4.578% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 41,400 41,450
2025-DNA3 , M1 , 144A, FRN , 4.728% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 84,483 84,568
a ,f
FNMA Connecticut Avenue Securities Trust ,
2021-R03 , 1M2 , 144A, FRN , 5.278% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 22,779 22,854
2022-R03 , 1M2 , 144A, FRN , 7.128% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 19,000 19,335
2022-R04 , 1M2 , 144A, FRN , 6.728% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 19,000 19,240
2023-R06 , 1M1 , 144A, FRN , 5.328% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 3,782 3,790
2024-R06 , 1A1 , 144A, FRN , 4.778% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 37,083 37,189
2025-R01 , 1A1 , 144A, FRN , 4.578% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 18,297 18,315
2025-R01 , 1M1 , 144A, FRN , 4.728% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 6,678 6,681
2025-R02 , 1A1 , 144A, FRN , 4.628% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 19,967 19,999
2025-R02 , 1M1 , 144A, FRN , 4.778% , ( 30-day SOFR Average +
1.15% ), 2/25/45 ................................... United States 18,320 18,326
2025-R03 , 2A1 , 144A, FRN , 5.078% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 23,617 23,738
2026-R01 , 2A1 , 144A, FRN , 4.478% , ( 30-day SOFR Average +
0.85% ), 1/25/46 ................................... United States 125,707 125,712
2026-R01 , 2M1 , 144A, FRN , 4.628% , ( 30-day SOFR Average +
1% ), 1/25/46 ..................................... United States 117,389 117,400
a
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 22,493 21,959
a
Imperial Fund Mortgage Trust , 2022-NQM7 , A1 , 144A, 7.369% ,
11/25/67 ........................................ United States 211,129 211,346
a
J.P. Morgan Mortgage Trust ,
f
2024-9 , A11 , 144A, FRN , 4.978% , ( 30-day SOFR Average +
1.35% ), 2/25/55 ................................... United States 92,256 92,429
2026-NQX2 , A1FC , 144A, 5.628% , 10/25/66 ............. United States 185,000 185,000
a ,h
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 3.933% , 8/26/47 .............................. United States 12,242 12,260

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a ,f
Morgan Stanley Residential Mortgage Loan Trust , 2024-4 , AF ,
144A, FRN , 4.978% , ( 30-day SOFR Average + 1.35% ), 9/25/54 United States 39,912 $ 40,004
a ,h
New Residential Mortgage Loan Trust , 2020-NQM2 , A2 , 144A,
FRN , 2.891% , 5/24/60 .............................. United States 212,000 202,585
a
OBX Trust ,
2022-NQM7 , A1 , 144A, 5.11% , 8/25/62 ................. United States 200,242 199,867
2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ................ United States 209,076 209,813
f
2025-J2 , AF , 144A, FRN , 4.928% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 83,411 83,667
a ,h
Onity Loan Investment Trust , 2026-HB3 , A , 144A, FRN , 3% ,
6/25/39 ......................................... United States 100,000 97,958
a
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 95,397 94,670
a
PRKCM Trust , 2023-AFC2 , A1 , 144A, 6.482% , 6/25/58 ....... United States 280,515 279,880
a
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 185,038 182,845
a ,h
Residential Mortgage Loan Trust , 2020-2 , A3 , 144A, FRN ,
2.911% , 5/25/60 ................................... United States 400,844 395,663
a ,f
Station Place Securitization Trust ,
2025-1 , A , 144A, FRN , 4.543% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 277,000 277,140
2025-3 , A , 144A, FRN , 4.543% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 280,000 281,350
2025-7 , A , 144A, FRN , 4.543% , ( 1-month SOFR + 0.9% ),
11/24/26 ........................................ United States 476,000 478,780
a ,h
Towd Point Mortgage Trust , 2018-5 , M1 , 144A, FRN , 3.25% ,
7/25/58 ......................................... United States 153,000 129,543
a
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 190,140 190,296
a
Visio Trust , 2022-1 , A2 , 144A, 5.85% , 8/25/57 .............. United States 84,307 84,100
f
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR13 , A1C4 , FRN , 4.623% , ( 1-month SOFR + 0.974% ),
10/25/45 ........................................ United States 441,681 427,893
2005-AR17 , A1B2 , FRN , 4.583% , ( 1-month SOFR + 0.934% ),
12/25/45 ........................................ United States 369,979 342,674
8,782,636
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 8,567,315 ) ................
8,782,636
Agency Commercial Mortgage-Backed Securities 5.1%
Financial Services 5.1%
FHLMC ,
f
3065 , DC , FRN , 8.738% , ( - 3 x 30-day SOFR Average +
19.517% ), 3/15/35 ................................. United States 47,157 47,897
h
3117 , AF , FRN , Zero Cpn., 2/15/36 ..................... United States 2,766 2,441
3369 , BO , Strip , 9/15/37 ............................. United States 680 581
3391 , Strip , 4/15/37 ................................ United States 8,273 7,227
f
3408 , EK , FRN , 10.875% , ( - 4 x 30-day SOFR Average +
25.332% ), 4/15/37 ................................. United States 46,749 53,074
i
4018 , DI , IO, 4.5% , 7/15/41 .......................... United States 3,491 11
f
406 , F30 , FRN , 4.778% , ( 30-day SOFR Average + 1.15% ),
10/25/53 ........................................ United States 104,959 105,997
i
4132 , IP , IO, 4.5% , 11/15/42 .......................... United States 78,575 5,140
f,i
4945 , SL , IO, FRN , 2.308% , ( - 1 x 30-day SOFR Average +
5.936% ), 1/25/50 .................................. United States 3,037,860 324,691
i
5050 , IM , IO, 3.5% , 10/25/50 ......................... United States 3,014,091 584,204
i
5349 , IB , IO, 4% , 12/15/46 ........................... United States 393,942 81,868
f
5391 , FA , FRN , 4.828% , ( 30-day SOFR Average + 1.2% ),
3/25/54 ......................................... United States 331,353 334,298

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
f
5419 , AF , FRN , 4.728% , ( 30-day SOFR Average + 1.1% ),
6/25/54 ......................................... United States 232,692 $ 235,051
f
5473 , GF , FRN , 4.778% , ( 30-day SOFR Average + 1.15% ),
11/25/54 ........................................ United States 128,256 129,273
f
5499 , CF , FRN , 4.628% , ( 30-day SOFR Average + 1% ), 2/25/55 United States 179,800 180,990
a ,f
FHLMC Multi-family Structured Credit Risk Trust , 2021-MN3 , M2 ,
144A, FRN , 7.628% , ( 30-day SOFR Average + 4% ), 11/25/51 . United States 337,000 346,234
FNMA ,
f,i
2010-35 , SG , IO, FRN , 2.658% , ( - 1 x 30-day SOFR Average +
6.286% ), 4/25/40 .................................. United States 172,631 16,844
i
2015-33 , AI , IO, 5% , 6/25/45 ......................... United States 452,796 52,868
i
2021-12 , NI , IO, 2.5% , 3/25/51 ........................ United States 3,268,395 540,102
i
2023-49 , IA , IO, 3% , 8/25/46 ......................... United States 578,893 73,548
i
2023-49 , IB , IO, 3.5% , 3/25/47 ........................ United States 230,332 34,895
f
2025-41 , FA , FRN , 4.778% , ( 30-day SOFR Average + 1.15% ),
6/25/54 ......................................... United States 74,218 75,087
372 , 1 , Strip , 8/25/36 ............................... United States 5,182 4,282
a ,f
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01 , M10 , 144A, FRN , 6.992% , ( 30-day SOFR Average +
3.364% ), 10/25/49 ................................. United States 175,543 177,430
2020-01 , M10 , 144A, FRN , 7.492% , ( 30-day SOFR Average +
3.864% ), 3/25/50 .................................. United States 307,142 312,173
GNMA ,
i
2009-79 , IC , IO, 6% , 8/20/39 ......................... United States 172,071 16,371
h,i
2010-H19 , GI , IO, FRN , 1.467% , 8/20/60 ................ United States 258,036 11,714
i
2012-113 , ID , IO, 3.5% , 9/20/42 ....................... United States 324,824 44,895
i
2012-136 , IO, 3.5% , 11/20/42 ......................... United States 471,708 57,689
i
2012-38 , MI , IO, 4% , 3/20/42 ......................... United States 1,120,122 186,595
i
2014-100 , JI , IO, 3.5% , 7/16/29 ....................... United States 82,662 1,647
i
2014-180 , IO, 5% , 12/20/44 .......................... United States 625,248 119,747
i
2014-76 , IO, 5% , 5/20/44 ............................ United States 180,998 35,865
h,i
2014-H11 , GI , IO, FRN , 1.566% , 6/20/64 ................ United States 839,110 29,014
i
2015-52 , KI , IO, 3.5% , 11/20/40 ....................... United States 101,763 2,563
i
2015-53 , MI , IO, 4% , 4/16/45 ......................... United States 509,435 98,831
h,i
2015-H01 , CI , IO, FRN , 1.545% , 12/20/64 ............... United States 122,118 2,516
h,i
2015-H04 , AI , IO, FRN , 1.951% , 12/20/64 ............... United States 436,292 16,082
h,i
2015-H10 , CI , IO, FRN , 1.779% , 4/20/65 ................ United States 149,978 5,018
h,i
2015-H12 , AI , IO, FRN , 1.847% , 5/20/65 ................ United States 199,949 7,591
h,i
2015-H12 , EI , IO, FRN , 1.765% , 4/20/65 ................ United States 502,584 10,856
h,i
2015-H12 , GI , IO, FRN , 1.83% , 5/20/65 ................. United States 361,496 15,104
h,i
2015-H13 , AI , IO, FRN , 2.198% , 6/20/65 ................ United States 474,003 31,661
h,i
2015-H16 , XI , IO, FRN , 2.559% , 7/20/65 ................ United States 181,944 10,205
h,i
2015-H20 , AI , IO, FRN , 1.86% , 8/20/65 ................. United States 174,830 6,588
h,i
2015-H25 , AI , IO, FRN , 1.679% , 9/20/65 ................ United States 281,772 6,795
h,i
2015-H25 , CI , IO, FRN , 2.329% , 10/20/65 ............... United States 250,646 11,317
h,i
2016-H11 , HI , IO, FRN , 1.783% , 1/20/66 ................ United States 151,556 4,742
h,i
2016-H23 , NI , IO, FRN , 2.732% , 10/20/66 ............... United States 837,928 41,596
h,i
2016-H24 , JI , IO, FRN , 2.735% , 11/20/66 ................ United States 217,211 13,543
h,i
2017-H08 , NI , IO, FRN , 2.182% , 3/20/67 ................ United States 559,720 21,795
h,i
2017-H10 , MI , IO, FRN , 1.875% , 4/20/67 ................ United States 664,522 18,955
h,i
2017-H12 , QI , IO, FRN , 2.123% , 5/20/67 ................ United States 545,668 20,703
h,i
2017-H18 , CI , IO, FRN , 2.055% , 9/20/67 ................ United States 648,886 48,320
f,i
2019-121 , SD , IO, FRN , 2.246% , ( - 1 x 1-month SOFR +
5.886% ), 10/20/49 ................................. United States 107,756 11,197
h,i
2019-H02 , DI , IO, FRN , 2.553% , 11/20/68 ............... United States 947,226 42,927

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
f,i
2020-112 , MS , IO, FRN , 2.546% , ( - 1 x 1-month SOFR +
6.186% ), 8/20/50 .................................. United States 3,155,275 $ 384,754
f
2023-152 , FB , FRN , 4.759% , ( 30-day SOFR Average + 1.15% ),
4/20/51 ......................................... United States 197,006 201,610
f
2023-66 , PS , FRN , 6.353% , ( - 3 x 30-day SOFR Average +
15.375% ), 5/20/53 ................................. United States 374,019 353,215
h,i
2024-32 , IO, FRN , 0.699% , 6/16/63 .................... United States 2,480,022 129,739
f,i
2025-120 , SD , IO, FRN , 2.246% , ( - 1 x 1-month SOFR +
5.886% ), 10/20/49 ................................. United States 6,131,720 611,366
f
2025-169 , FB , FRN , 4.609% , ( 30-day SOFR Average + 1% ),
10/20/55 ........................................ United States 268,195 270,269
6,629,601
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 6,524,044 ) ........
6,629,601
Municipal Bonds 1.0%
California 0.4%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 145,000 135,648
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 65,000 55,515
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 40,000 34,014
County of Fresno , Revenue , 2004 A , NATL Insured , 4.82%,
8/15/32 ......................................... United States 85,000 63,695
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 120,000 113,983
State of California , GO , 4.35% , 11/01/32 ..................
United States 180,000 178,180
581,035
Florida 0.1%
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 130,000 135,298
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 30,000 30,098
Illinois 0.1%
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 ..............
United States 120,000 120,461
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 25,000 27,424
New York 0.1%
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 100,000 97,812
Ohio 0.1%
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 75,000 63,215
Pennsylvania 0.2%
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 90,000 90,282

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 145,000 $ 143,167
233,449
Total Municipal Bonds (Cost $ 1,314,718 ) .....................................
1,288,792
Total Long Term Investments (Cost $ 149,746,201 ) .............................
148,233,749
a
Short Term Investments 8.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.2%
l
U.S. Treasury Bills ,
m
3.37%, 7/16/26 ................................... United States 1,300,000 1,298,053
3.75%, 10/22/26 ................................... United States 300,000 296,477
1,594,530
Total U.S. Government and Agency Securities (Cost $ 1,594,707 ) ................
1,594,530
Shares
Management Investment Companies 7.2%
n,o
Putnam Short Term Investment Fund , Class P , 3.837% ....... United States 9,376,443 9,376,443
Total Management Investment Companies (Cost $ 9,376,443 ) ...................
9,376,443
Total Short Term Investments (Cost $ 10,971,150 ) ..............................
10,970,973
a
Total Investments (Cost $ 160,717,351 ) 122.1% ................................
$159,204,722
TBA Sale Commitments (4.9) % ..............................................
(6,402,502)
Other Assets, less Liabilities (17.2) % ........................................
(22,458,019)
Net Assets 100.0% .........................................................
$130,344,201
a a a
Principal
Amount
*
p
TBA Sale Commitments (4.9)%
Mortgage-Backed Securities (4.9)%
Federal National Mortgage Association (FNMA) Fixed Rate (3.3)%
Uniform Mortgage-Backed Securities ,
3% , TBA, 7/25/56 .................................. United States (800,000) (702,750)
3.5% , TBA, 7/25/56 ................................ United States (1,000,000) (912,344)
3.5% , TBA, 8/25/56 ................................ United States (1,000,000) (906,679)
6% , TBA, 7/25/56 .................................. United States (1,800,000) (1,839,797)
(4,361,570)
Government National Mortgage Association (GNMA) Fixed Rate (1.6)%
GNMA II, Single-family, 30 Year ,
6% , 7/15/56 ...................................... United States (1,000,000) (1,021,680)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, (continued)
6% , 8/15/56 ...................................... United States (1,000,000) $ (1,019,252)
(2,040,932)
Total TBA Sale Commitments (Proceeds $ (6,399,172) ) .........................
$(6,402,502)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $46,345,253, representing 35.6% of net assets.
b
The coupon rate shown represents the rate at period end.
c
Perpetual security with no stated maturity date.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
e
See Note 1 ( f ) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
See Note 8 regarding unfunded loan commitments.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
k
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
l
The rate shown represents the yield at period end.
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2026, the value of this security pledged amounted to
$1,138,293, representing 0.9% of net assets.
n
See Note 3 ( f ) regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.
p
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026 , the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At June 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
At June 30, 2026 , the Fund had the following forward premium swap options contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 60 $ 6,593,438 9/21/26 $ 12,202
U.S. Treasury 10 Year Ultra Notes ................ Short 44 4,948,625 9/21/26 (25,497)
U.S. Treasury 2 Year Notes ..................... Short 28 5,771,719 9/30/26 10,372
U.S. Treasury 5 Year Notes ..................... Long 382 40,891,906 9/30/26 (24,145)
U.S. Treasury Long Bonds ..................... Long 30 3,405,000 9/21/26 43,990
U.S. Treasury Ultra Bonds ...................... Long 85 9,873,281 9/21/26 169,829
Total Futures Contracts ...................................................................... $186,751
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Sell 239,100 276,537 9/16/26 $ 2,454 $ —
Euro ............. MSCO Sell 147,300 170,341 9/16/26 1,489 —
Euro ............. SSBT Sell 105,000 121,441 9/16/26 1,078 —
Total Forward Exchange Contracts ................................................... $5,021 $—
Net unrealized appreciation (depreciation) ............................................ $5,021
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 103,000 $ 5,274 $ (4,272)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 103,000 5,037 (4,413)
(2.765%)/3-month EURIBOR/Mar-28/
(Purchased) BOFA 3/19/27 / 2.765% EUR 12,227,000 51,138 (29,928)
(3.565%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.565% EUR 12,227,000 (20,965) 16,129
(3.165%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.165% EUR 12,227,000 (31,589) 22,126
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 384,300 22,116 (18,071)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 384,300 22,116 1,000
3.953%/1-day SOFR/Jun-39/(Purchased) BOFA 6/18/29 / 3.953% 155,600 5,543 (3)
(4.453%)/1-day SOFR/Jun-39/(Purchased) BOFA 6/18/29 / 4.453% 155,600 5,543 (24)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 1,549,300 193,198 (28,367)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 1,549,300 193,198 (28,147)
(4.3%)/1-day SOFR/Jul-36/(Purchased) CITI 7/10/26 / 4.3% 2,442,000 6,410 (6,299)
(4.09%)/1-day SOFR/Jul-36/(Written) CITI 7/10/26 / 4.09% 3,663,000 (20,940) 15,392

Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Variable Trust
Schedule of Investments
At June 30, 2026 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(3.88%)/1-day SOFR/Jul-36/(Purchased) CITI 7/10/26 / 3.88% 1,221,000 $ 14,835 $ (70)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 456,000 57,114 (9,132)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 456,000 57,114 (11,230)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,865,500 108,759 (85,890)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 304,800 36,545 (41)
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 304,800 36,545 (11,694)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,568,800 56,791 (36,528)
Unrealized appreciation 54,647
Unrealized (depreciation) (274,109)
Total $(219,462)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 1,050,000 $ 85,235 $ 48,160 $ 37,075
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $85,235 $48,160 $37,075
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 225,000 28,023 29,570 (1,547)
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 167,000 20,799 85,971 (65,172)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 257,000 75,065 49,237 25,828
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 193,000 20,908 24,897 (3,989)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 193,000 39,003 35,030 3,973
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 386,000 85,484 80,932 4,552
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 424,000 93,898 82,132 11,766
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 285,000 20,491 53,386 (32,895)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 193,000 44,134 34,668 9,466
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 140,000 (17,436) (24,342) 6,906
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 27,000 (3,363) (5,518) 2,155
Non-
Investment
Grade

Putnam Variable Trust
Schedule of Investments
Putnam VT Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 450,000 $ (56,047) $ (59,749) $ 3,702
Non-
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 285,000 (20,492) (17,136) (3,356)
Investment
Grade
Total OTC Swap Contracts .............................................. $330,467 $369,078 $(38,611)
Total Credit Default Swap Contracts .................................... $415,702 $ 417,238 $(1,536)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Putnam VT Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Variable Trust
Schedule of Investments
At June 30, 2026 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.04% .... Annual 9/16/28 40,673,000 $ (11,638) $ (83,476) $ 71,838
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.02% .... Annual 9/16/31 197,000 (895) (1,043) 148
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.94% .... Annual 9/16/31 540,000 EUR (5,455) (3,466) (1,989)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.06% .... Annual 9/16/33 35,981,000 (238,737) (179,061) (59,676)
Receive Fixed 4.16% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/36 15,028,000 155,635 102,700 52,935
Receive Fixed 4.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 37,000 — 776 (776)
Total Interest Rate Swap Contracts ................................. $(101,090) $ (163,570) $62,480
*
In U.S. dollars unless otherwise indicated.
See Note  9  regarding other derivative information.
See A bbreviations on page 56 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $151,340,908
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 9,376,443
Value - Unaffiliated issuers .................................................................. $149,828,279
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 9,376,443
Cash .................................................................................... 287,381
Receivables:
Investment securities sold ................................................................... 91,685
Receivable for sales of TBA securities (Note 1 d ) .................................................. 6,390,211
Capital shares sold ........................................................................ 685,981
Dividends and interest ..................................................................... 1,131,259
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 1,297,938
Variation margin on centrally cleared swap contracts ............................................... 77,524
Due from custodian ........................................................................ 108,618
OTC swap contracts (upfront payments ) .......................................................... 475,823
Unrealized appreciation on OTC forward exchange contracts .......................................... 5,021
Unrealized appreciation on forward premium swap option contracts ..................................... 54,647
Unrealized appreciation on OTC swap contracts .................................................... 68,348
Unrealized appreciation on unfunded loan commitments (Note 8 ) ....................................... 345
Prepaid expenses .......................................................................... 64,379
Total assets .......................................................................... 169,943,882
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,402,824
Payable for purchases of TBA securities (Note 1 d ) ................................................ 30,665,527
Capital shares redeemed ................................................................... 33,052
Management fees ......................................................................... 38,744
Administrative fees ........................................................................ 709
Distribution fees .......................................................................... 11,725
Transfer agent fees ........................................................................ 15,532
Trustees' fees and expenses ................................................................. 90,360
Variation margin on futures contracts ........................................................... 150,825
Deposits from brokers for:
OTC derivative contracts .................................................................. 240,000
OTC swap contracts (upfront receipts ) ........................................................... 106,745
Unrealized depreciation on OTC swap contracts .................................................... 106,959
Unrealized depreciation on forward premium swap option contracts ..................................... 274,109
TBA sale commitments, at value (proceeds $6,399,172) (Note 1d) ...................................... 6,402,502
Accrued expenses and other liabilities ........................................................... 60,068
Total liabilities ......................................................................... 39,599,681
Net assets, at value ................................................................. $130,344,201
Net assets consist of:
Paid-in capital ............................................................................. $225,574,430
Total distributable earnings (losses) ............................................................. (95,230,229)
Net assets, at value ................................................................. $130,344,201

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Income Fund
Class IA:
Net assets, at value ....................................................................... $72,733,283
Shares outstanding ........................................................................ 9,094,581
Net asset value and maximum offering price per share
a
............................................. $8.00
Class IB:
Net assets, at value ....................................................................... $57,610,918
Shares outstanding ........................................................................ 7,295,402
Net asset value and maximum offering price per share
a
............................................. $7.90
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $204,267
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (474,394)
Paid in cash
a
........................................................................... 3,060,523
Total investment income ................................................................... 2,790,396
Expenses:
Management fees (Note 3 a ) ................................................................... 239,258
Administrative fees (Note 3 b ) .................................................................. 964
Distribution fees: (Note 3c )
Class IB ................................................................................ 72,029
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 25,743
Class IB ................................................................................ 20,364
Custodian fees ............................................................................ 329
Reports to shareholders fees .................................................................. 13,982
Professional fees ........................................................................... 56,175
Trustees' fees and expenses (Note 3 e ) ........................................................... 2,600
Other .................................................................................... 2,800
Total expenses ......................................................................... 434,244
Net investment income ................................................................ 2,356,152
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (494,000)
Foreign currency transactions ................................................................ 695
Forward exchange contracts ................................................................. 10,693
Forward premium swap option contracts ........................................................ (37,773)
Futures contracts ......................................................................... (1,084,598)
TBA sale commitments ..................................................................... 79,197
Swap contracts ........................................................................... 266,879
Net realized gain (loss) .................................................................. (1,258,907)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (495,934)
Translation of other assets and liabilities denominated in foreign currencies .............................. 305
Unfunded loan commitments (Note 8 ) .......................................................... 201
Forward exchange contracts ................................................................. 5,255
Forward premium swap option contracts ........................................................ (38,275)
Futures contracts ......................................................................... 568,443
TBA sale commitments ..................................................................... 22,128
Swap contracts ........................................................................... 252,878
Net change in unrealized appreciation (depreciation) ............................................ 315,001
Net realized and unrealized gain (loss) ............................................................ (943,906)
Net increase (decrease) in net assets resulting from operations .......................................... $1,412,246
a
Includes amortization of premium and accretion of discount.

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
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The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT Income Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,356,152 $6,234,994
Net realized gain (loss) ................................................. (1,258,907) (688,366)
Net change in unrealized appreciation (depreciation) ........................... 315,001 4,124,395
Net increase (decrease) in net assets resulting from operations ................ 1,412,246 9,671,023
Distributions to shareholders:
Class IA ............................................................ (3,491,463) (3,819,973)
Class IB ............................................................ (2,681,416) (2,920,969)
Total distributions to shareholders .......................................... (6,172,879) (6,740,942)
Capital share transactions: (Note 2 )
Class IA ............................................................ 1,483,243 (4,432,450)
Class IB ............................................................ 202,959 (3,154,009)
Total capital share transactions ............................................ 1,686,202 (7,586,459)
Net increase (decrease) in net assets ................................... (3,074,431) (4,656,378)
Net assets:
Beginning of period ..................................................... 133,418,632 138,075,010
End of period .......................................................... $130,344,201 $133,418,632

Putnam Variable Trust
Notes to Financial Statements (unaudited)
Putnam VT Income Fund

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Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
VT Income Fund (Fund) is included in this report. Shares
of the Fund are generally sold only to insurance company
separate accounts to fund the benefits of variable life
insurance policies or variable annuity contracts. The Fund
offers two classes of shares: Class IA and Class IB. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange
are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services use various
techniques including industry standard option pricing models and proprietary discounted cash flow models to determine
the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 9 regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statement of Operations.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Fund. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis)
and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with
1. Organization and Significant Accounting Policies
(continued)
f. Senior Floating Rate Interests
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class IA Shares: 342689 –
Shares sold ................................... 380,723 $3,128,537 446,947 $3,646,846
Shares issued in reinvestment of distributions .......... 442,517 3,491,463 481,712 3,819,973
Shares redeemed ............................... (628,718) (5,136,757) (1,465,870) (11,899,269)
Net increase (decrease) .......................... 194,522 $1,483,243 (537,211) $(4,432,450)
Class IB Shares: 357807 –
Shares sold ................................... 334,520 $2,689,097 550,930 $4,443,107
Shares issued in reinvestment of distributions .......... 343,771 2,681,416 372,572 2,920,969
Shares redeemed ............................... (644,977) (5,167,554) (1,314,623) (10,518,085)
Net increase (decrease) .......................... 33,314 $202,959 (391,121) $(3,154,009)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
j. Guarantees and Indemnifications
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Income Fund
(continued)
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.367% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.550% of the first $5 billion,
0.500% of the next $5 billion,
0.450% of the next $10 billion,
0.400% of the next $10 billion,
0.350% of the next $50 billion,
0.330% of the next $50 billion,
0.320% of the next $100 billion and
0.315% of any excess thereafter.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2028, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the
Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.837% ...... $13,516,993 $20,134,424 $(24,274,974) $— $— $9,376,443 9,376,443 $204,267
Total Affiliated Securities ... $13,516,993 $20,134,424 $(24,274,974) $— $— $9,376,443 $204,267
3. Transactions with Affiliates
(continued)

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(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended June 30, 2026, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$239,354,579 and $257,077,933, respectively.
7. Credit Risk and Defaulted Securities
At June 30, 2026, the Fund had 10.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At June 30,
2026, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 48,006,116
Long term ................................................................................ 39,778,060
Total capital loss carryforwards ............................................................... $87,784,176
Cost of investments .......................................................................... $161,624,394
Unrealized appreciation ........................................................................ $2,733,891
Unrealized depreciation ........................................................................ (11,269,143)
Net unrealized appreciation (depreciation) .......................................................... $(8,535,252)

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(continued)
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At June 30, 2026, unfunded commitments were as follows:
9. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Borrower Unfunded Commitment
Putnam VT Income Fund
CoreWeave, Inc. $ 6,006
First Eagle Holdings, Inc. 23,333
$ 29,339
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 236,393
a
Variation margin on futures
contracts
$ 49,642
a
Variation margin on centrally
cleared swap contracts
124,921
a
Variation margin on centrally
cleared swap contracts
62,441
a
Unrealized appreciation on
forward premium swap option
contracts
54,647 Unrealized depreciation on
forward premium swap option
contracts
274,109
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
5,021 Unrealized depreciation on OTC
forward exchange contracts
—
Credit contracts ............
Variation margin on centrally
cleared swap contracts
37,075
a
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
475,823 OTC swap contracts (upfront
receipts)
106,745
Unrealized appreciation on OTC
swap contracts
68,348 Unrealized depreciation on OTC
swap contracts
106,959
Total .................... $1,002,228 $599,896
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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Notes to Financial Statements (unaudited)

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Putnam VT Income Fund
(continued)
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At June 30, 2026, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(1,084,598) Futures contracts $568,443
Swap contracts 277,111 Swap contracts 162,498
Forward premium swap option
contracts (37,773)
Forward premium swap option
contracts (38,275)
Foreign exchange contracts .....
Forward exchange contracts 10,693 Forward exchange contracts 5,255
Credit contracts ...............
Swap contracts (10,232) Swap contracts 90,380
Total ....................... $(844,799) $788,301
Putnam VT
Income Fund
Futures contracts ............................................................................ $50,592,313
Swap contracts .............................................................................. 84,058,886
Forward exchange contracts .................................................................... 495,674
Options .................................................................................... 50,189,231
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam VT Income Fund
Forward Exchange Contracts ............................. $ 5,021 $ —
Forward Premium Swap Option Contracts ................... 54,647 274,109
Swap Contracts ....................................... 544,171 213,704
Total ............................................. $603,839 $487,813
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
9. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT Income Fund
(continued)
At June 30, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Putnam VT Income Fund
Counterparty
BOFA .................... $ 39,255 $ (39,255) $ — $ — $ —
CITI ..................... 75,684 (63,606) — — 12,078
DBAB ................... — — — — —
GSCO ................... 254,019 (91,426) — (130,000) 32,593
HSBK ................... 2,454 — — — 2,454
JPHQ ................... 179,869 (65,172) — (110,000) 4,697
MCM .................... — — — — —
MLCO ................... 2,155 (2,155) — — —
MSCO ................... 49,325 (49,325) — — —
NATW ................... — — — — —
SSBT .................... 1,078 — — — 1,078
Total ................... $603,839 $(310,939) $— $(240,000) $52,900
$ 1
9. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT Income Fund
(continued)
At June 30, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e)  regarding derivative financial instruments.
See Abbreviations on page 56 .
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam VT Income Fund
Counterparty
BOFA .................... $ 133,717 $ (39,255) $ — $ — $ 94,462
CITI ..................... 63,606 (63,606) — — —
DBAB ................... 20,362 — — — 20,362
GSCO ................... 91,426 (91,426) — — —
HSBK ................... — — — — —
JPHQ ................... 65,172 (65,172) — — —
MCM .................... 11,735 — — — 11,735
MLCO ................... 5,518 (2,155) — — 3,363
MSCO ................... 59,749 (49,325) — — 10,424
NATW ................... 36,528 — — — 36,528
SSBT .................... — — — — —
Total ................... $487,813 $(310,939) $— $— $176,874
9. Other Derivative Information
(continued)

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(continued)
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 55,942,306 $ — $ 55,942,306
Senior Floating Rate Interests ............... — 5,173,486 — 5,173,486
Foreign Government and Agency Securities .... — 3,499,307 — 3,499,307
Asset-Backed Securities ................... — 17,255,955 — 17,255,955
Commercial Mortgage-Backed Securities ...... — 7,354,971 — 7,354,971
Mortgage-Backed Securities ................ — 42,306,695 — 42,306,695
Residential Mortgage-Backed Securities ....... — 8,782,636 — 8,782,636
Agency Commercial Mortgage-Backed Securities — 6,629,601 — 6,629,601
Municipal Bonds ......................... — 1,288,792 — 1,288,792
Short Term Investments ................... 9,376,443 1,594,530 — 10,970,973
Total Investments in Securities ........... $9,376,443 $149,828,279 $— $159,204,722
Other Financial Instruments:
Forward Exchange Contracts ............... $— $5,021 $— $5,021
Forward Premium Swap Option Contracts ..... — 54,647 — 54,647
Futures Contracts ....................... 236,393 — — 236,393
Swap Contracts ......................... — 230,344 — 230,344
Unfunded Loan Commitments .............. — 345 — 345
Total Other Financial Instruments ......... $236,393 $290,357 $— $526,750
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 6,402,502 $ — $ 6,402,502
Forward Premium Swap Option Contracts ...... — 274,109 — 274,109
Futures Contracts ........................ 49,642 — — 49,642
Swap Contracts ......................... — 169,400 — 169,400
Total Other Financial Instruments ......... $49,642 $6,846,011 $— $6,895,653
a
For detailed categories, see the accompanying Schedule of Investments.

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Putnam VT Income Fund
(continued)
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
Cu r rency
EUR
Euro
Index
CDX.NA.HY
CDX North America High Yield Index
CMBX.NA
CMBX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%
3-month EURIBOR ................... 2.32%
6-month EURIBOR ................... 2.57%

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Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in
Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2028. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross

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basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – Core Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2025 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2025, there were 116, 114 and 109 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s fourth quartile performance for the five-year period ended December 31,
2025. The Trustees considered the Advisor’s observations that:
1. Your fund’s fourth quartile performance was driven by significant underperformance in both the commercial mortgage-
backed sector as well as the residential mortgage-backed sector.
2. COVID and the ensuing policy response dramatically changed the fundamental picture for commercial and residential real estate.
3. The management team recalibrated its structured product models and moderated your fund’s allocation to structured product in order to deliver more resilient performance. Your fund’s second quartile performance over the one-year and three-
year periods ended December 31, 2025 improved to top quartile as of March 31, 2026.
The Trustees also noted that the Advisor remained confident in your fund’s portfolio managers.
As a general matter, the Trustees believe that engaging in constructive dialogue with the Advisor represents the most effective way for the Trustees to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the funds have, in effect, placed their trust in management, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that management has made changes in light of subpar investment performance when warranted. Based on the Advisor’s willingness to take appropriate measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within the Advisor to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.
One-year period Three-year period Five-year period
2
nd
2
nd
4
th

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Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38921-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 27, 2026